UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Adaptive Core ETF

RULE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Adaptive Core ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.mohrfunds.com/rule-adaptive-core-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Adaptive Core ETF	$117	2.31%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$11,818,911
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$43,125
Portfolio Turnover Rate	70%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	82.1
Exchange-Traded Funds	17.9
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Adaptive Core ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/rule-adaptive-core-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2026

RULE-03/26-SAR

Goose Hollow Tactical Allocation ETF

GHTA︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Goose Hollow Tactical Allocation ETF (the "Fund") for the period of October 1, 2025  to March 31, 2026. You can find additional information about the Fund at https://www.gham.co. You can also request this information by contacting us at 1-866-898-6447.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Goose Hollow Tactical Allocation ETF	$72	1.44%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$40,064,516
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$171,934
Portfolio Turnover Rate	347%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition*

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	13.3
Exchange-Traded Funds	86.0
Purchased Options Contracts	0.7
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Goose Hollow Tactical Allocation ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.gham.co, or upon request, by calling 1-866-898-6447.

Semi-Annual Shareholder Report — March 31, 2026

GHTA-03/26-SAR

Mindful Conservative ETF

MFUL︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Mindful Conservative ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.mohrfunds.com/mful-mindful-conservative-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mindful Conservative ETF	$105	2.10%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$7,570,359
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$51,045
Portfolio Turnover Rate	213%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Mindful Conservative ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/mful-mindful-conservative-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2026

MFUL-03/26-SAR

Mohr Company Nav ETF

CNAV︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Mohr Company Nav ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.mohrfunds.com/cnav-mohr-company-nav-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mohr Company Nav ETF	$73	1.45%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$33,598,287
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$123,129
Portfolio Turnover Rate	106%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	100.0
Total	100.0

Material Fund Changes

 There were no material fund changes during the reporting period.

Mohr Company Nav ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/cnav-mohr-company-nav-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2026

CNAV-03/26-SAR

Mohr Sector Nav ETF

SNAV︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Mohr Sector Nav ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.mohrfunds.com/snav-mohr-sector-nav-etf. You can also request this information by contacting us at 1-866-464-6608.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Mohr Sector Nav ETF	$79	1.57%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$25,233,995
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$86,226
Portfolio Turnover Rate	245%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Mohr Sector Nav ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.mohrfunds.com/snav-mohr-sector-nav-etf, or upon request, by calling 1-866-464-6608.

Semi-Annual Shareholder Report — March 31, 2026

SNAV-03/26-SAR

Nelson Select ETF

NELS︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Nelson Select ETF (the "Fund") for the period of October 14, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://nelsonselectetf.com. You can also request this information by contacting us at 1-877-694-3532.

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Nelson Select ETF	$68	1.49%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Fund Statistics

Table Summary
Net Assets	$43,905,541
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$154,833
Portfolio Turnover Rate	268%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	94.7
Exchange-Traded Funds	5.3
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Nelson Select ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://nelsonselectetf.com, or upon request, by calling 1-877-694-3532.

Semi-Annual Shareholder Report — March 31, 2026

NELS-03/26-SAR

PL Growth and Income ETF

PLGI︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PL Growth and Income ETF (the "Fund") for the period of December 9, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.plgrowthincome.com. You can also request this information by contacting us at 1-630-489-6581.

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PL Growth and Income ETF	$38	1.25%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Fund Statistics

Table Summary
Net Assets	$59,149,665
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$111,511
Portfolio Turnover Rate	31%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	93.6
Exchange-Traded Funds	6.4
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

PL Growth and Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://www.plgrowthincome.com, or upon request, by calling 1-630-489-6581.

Semi-Annual Shareholder Report — March 31, 2026

PLGI-03/26-SAR

Rareview Dynamic Fixed Income ETF

RDFI︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rareview Dynamic Fixed Income ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/dynamic-fixed-income-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Dynamic Fixed Income ETF	$74	1.50%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$73,482,685
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$308,987
Portfolio Turnover Rate	60%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Closed-End Funds	94.4
Exchange-Traded Funds	5.6
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Dynamic Fixed Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/dynamic-fixed-income-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2026

RDFI-03/26-SAR

Rareview Systematic Equity ETF

RSEE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rareview Systematic Equity ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/systematic-equity-etf/. You can also request this information by contacting us at 1-888-783-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Systematic Equity ETF	$211	4.27%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$58,911,345
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$257,280
Portfolio Turnover Rate	54%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available January 28, 2027 at www.rareviewcapital.com or upon request at 1-(888)-783-8637.

Effective May 1, 2026, the expense cap for the Fund decreased from 1.35% of the Fund’s average daily net assets to 1.29% of the Fund’s average daily net assets.

Rareview Systematic Equity ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/systematic-equity-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2026

RSEE-03/26-SAR

Rareview Tax Advantaged Income ETF

RTAI︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rareview Tax Advantaged Income ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/tax-advantaged-income-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Tax Advantaged Income ETF	$62	1.25%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$17,968,173
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$4,386
Portfolio Turnover Rate	46%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Closed-End Funds	100.0
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Tax Advantaged Income ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/tax-advantaged-income-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2026

RTAI-03/26-SAR

Rareview Total Return Bond ETF

RTRE︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rareview Total Return Bond ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://rareviewcapital.com/total-return-bond-etf/. You can also request this information by contacting us at 1-888-783-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Rareview Total Return Bond ETF	$34	0.67%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$61,998,982
Number of Portfolio Holdings	173
Net Investment Advisory Fees	$38,247
Portfolio Turnover Rate	25%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Asset-Backed Securities	1.0
Collateralized Mortgage Obligations	7.2
Collateralized Mortgage-Backed Securities	6.8
Corporate Bonds	22.5
Exchange-Traded Funds	15.4
Municipal Bonds	0.8
Preferred Stocks	0.4
Treasury Notes	13.2
U.S. Government Agency Mortgages	31.9
Yankee Dollars	0.8
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Rareview Total Return Bond ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://rareviewcapital.com/total-return-bond-etf/, or upon request, by calling 1-888-783-8637.

Semi-Annual Shareholder Report — March 31, 2026

RTRE-03/26-SAR

The SPAC and New Issue ETF

SPCK︳The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report — March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The SPAC and New Issue ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at http://www.spcketf.com. You can also request this information by contacting us at 1-866-904-0406. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
The SPAC and New Issue ETF	$48	0.95%

      *Annualized

Fund Statistics

Table Summary
Net Assets	$7,056,633
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$-
Portfolio Turnover Rate	146%

What did the Fund invest in?

(as of 3/31/2026)

Portfolio Composition

Table Summary
Investments	Percentage of Total Investments (%)
Common Stocks	100.0
Private Investments	0.0
Warrants	0.0
Total	100.0

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available January 28, 2027 at www.spcketf.com or upon request at 1-(866)-904-0406.  Effective April 7, 2026, the ticker symbol for the Fund changed from SPCX to SPCK.

The SPAC and New Issue ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at http://www.spcketf.com, or upon request, by calling 1-866-904-0406.

Semi-Annual Shareholder Report — March 31, 2026

SPCK-03/26-SAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information

Goose Hollow Tactical Allocation ETF (GHTA)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Common Stocks — 10.5%
Communication Services — 0.8%
5,000	Tencent Holdings, Ltd, ADR	316,100
Consumer Discretionary — 1.9%
6,000	Alibaba Group Holding, Ltd, ADR	752,760
Energy — 1.3%
10,000	SLB Ltd	513,900
Financials — 3.9%
158,854	AGNC Investment Corp.	1,593,306
Industrials — 2.6%
19,952	Latam Airlines Group SA, ADR	986,427
10,000	T1 Energy, Inc.(a)	43,900
		1,030,327
Total Common Stocks (Cost $4,201,823)		4,206,393
Exchange-Traded Funds — 67.7%
19,400	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	976,402
25,100	Invesco Agriculture Commodity Strategy NO K-1 ETF	915,397
30,000	Invesco CurrencyShares Japanese Yen Trust(a)	1,736,400
20,000	Invesco Solar ETF(a)	1,114,200
11,023	iShares MSCI Japan Small-Cap ETF	1,070,113
90,902	iShares Treasury Floating Rate Bond ETF	4,602,368
40,000	KraneShares CSI China Internet ETF	1,137,200
59,100	SPDR Bloomberg Short Term International Treasury Bond ETF	1,590,972
99,250	SPDR FTSE International Government Inflation-Protected Bond ETF	3,930,300
30,000	State Street Real Estate Select Sector SPDR ETF	1,224,900
175,000	WisdomTree Floating Rate Treasury Fund	8,809,500
Total Exchange-Traded Funds (Cost $27,243,186)		27,107,752

Purchased Options Contracts — 0.5%(b)
Total Purchased Options Contracts (Cost $191,932)		203,450

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares	Fair Value ($)
Total Investments — 78.7% (Cost $31,636,941)	31,517,595
Net other assets (liabilities) — 21.3%	8,546,921
Net Assets — 100.0%	40,064,516

(a) Non-income producing security

(b) See Purchased Options Contracts

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipts

Written Options Contracts

Exchange-traded options on future contracts written as of March 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro Currency Options	Call	201	15,075	80,644	75.00	12/4/26	(86,430)
Gold Future Comex Put Option	Put	10	4,200	37,275	4,200.00	4/26/26	(38,100)
(Total Premiums Received $117,919)							(124,530)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
Euro Currency Options	Call	201	14,673	142,907	73.00	12/4/26	150,750
Gold Future Comex Put Option	Put	10	4,300	49,025	4,300.00	4/26/26	52,700
(Total Cost $191,932)							203,450

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Statement of Assets and LiabilitiesMarch 31, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF
Assets:
Investments, at value (Cost $31,636,941)	$31,517,595
Cash	7,841,692
Deposits at brokers for derivative contracts	907,234
Dividends and interest receivable	19,062
Prepaid expenses and other assets	2,996
Total Assets	40,288,579
Liabilities:
Payable for investments purchased	44,199
Written options at value (Premiums received $117,919)	124,530
Accrued expenses:
Advisory	29,401
Administration	5,188
Compliance services	361
Fund accounting	9,934
Legal and audit	8,609
Printing	648
Trustee	1,193
Total Liabilities	224,063
Net Assets	$40,064,516
Net Assets consist of:
Paid-in Capital	$42,155,503
Total Distributable Earnings (Loss)	(2,090,987)
Net Assets	$40,064,516

Net Assets:	$40,064,516
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,350,000
Net Asset Value (offering and redemption price per share):	$29.68

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Statement of OperationsFor the six months ended March 31, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF
Investment Income:
Dividend income	$644,375
Affiliated dividend income	131,042
Interest income	14,582
Total Investment Income	789,999
Expenses:
Advisory	180,656
Administration	31,881
Compliance services	4,861
Custodian	2,259
Fund accounting	53,439
Index receipt agent fee	6,228
Legal and audit	22,173
Printing	4,344
Treasurer	1,350
Trustee	2,393
Other	5,794
Total Expenses before fee reductions	315,378
Expenses voluntarily waived by the Advisor(a)	(8,722)
Total Net Expenses	306,656
Net Investment Income (Loss)	483,343
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(598,479)
Net realized gains (losses) from in-kind transactions	780,991
Net realized gains(losses) from affiliated funds transactions	(148,613)
Net realized gains (losses) from written options transactions	(414,823)
Change in unrealized appreciation (depreciation) on investments	(290,713)
Change in unrealized appreciation (depreciation) on affiliated funds	(71,455)
Change in unrealized appreciation (depreciation) on written options	(6,673)
Net Realized and Unrealized Gains (Losses):	(749,765)
Change in Net Assets Resulting From Operations	$(266,422)

(a) See Note 3 in the Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statements of Changes in Net Assets

	Goose Hollow Tactical Allocation ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$483,343	$985,899
Net realized gains (losses) from investment, in-kind, affiliated funds, and written options transactions	(380,924)	3,000,534
Change in unrealized appreciation (depreciation) on investments, affiliated funds, and written options	(368,841)	(1,417,560)
Change in net assets resulting from operations	(266,422)	2,568,873
Distributions to Shareholders From:
Earnings	(1,605,387)	(955,873)
Change in net assets from distributions	(1,605,387)	(955,873)
Capital Transactions:
Proceeds from shares issued	4,614,153	32,005,122
Cost of shares redeemed	(6,892,801)	(29,440,302)
Change in net assets from capital transactions	(2,278,648)	2,564,820
Change in net assets	(4,150,457)	4,177,820
Net Assets:
Beginning of period	44,214,973	40,037,153
End of period	$40,064,516	$44,214,973
Share Transactions:
Issued	150,000	1,075,000
Redeemed	(225,000)	(1,000,000)
Change in shares	(75,000)	75,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Financial Highlights

Goose Hollow Tactical Allocation ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$31.03	$29.66	$25.28	$22.25	$24.63

Net Investment Income (Loss)(b)	0.35	0.72	0.70	0.55	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(0.55)	1.35	4.32 (c)	2.58 (c)	(2.34)
Total from Investment Activities	(0.20)	2.07	5.02	3.13	(2.28)

Distributions from Net Investment Income	(1.15)	(0.70)	(0.48)	(0.06)	(0.10)
Distributions from Net Realized Gains on Investments	—	—	(0.16)	(0.04)	—
Total Distributions	(1.15)	(0.70)	(0.64)	(0.10)	(0.10)
Net Asset Value, End of Period	$29.68	$31.03	$29.66	$25.28	$22.25
Net Assets at End of Period (000’s)	$40,065	$44,215	$40,037	$41,080	$10,569

Total Return at NAV(d)(e)	(0.68)%	7.18%	20.07%	14.05%	(9.30)%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.44%	1.41%	1.11%	0.89%	0.84%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.48%	1.48%	1.42%	1.39%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	2.28%	2.43%	2.58%	2.12%	0.28%
Portfolio Turnover(e)(j)	347%	377%	129%	450%	392%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes expenses of the investment companies in which the Fund invests

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 10

Notes to Financial StatementsMarch 31, 2026 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several fund and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund, is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (‘’NAV’’). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, called ‘’Creation Units’’. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (‘’Authorized Participants’’). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the

Semi-Annual Financial Statements and Other Information | 11

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

‘’Distributor’’). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘’GAAP’’). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘’FASB’’) Accounting Standards Codification Topic 946 ‘’Financial Services - Investment Companies’’, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Goose Hollow Capital Management, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below.

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access

Semi-Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the last quoted sales price on the primary exchange for that option as recorded by an approved pricing vendor. If an option is not traded on the valuation date, exchange-traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2026.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Common Stocks(a)	$4,206,393	$4,206,393
Exchange-Traded Funds	27,107,752	27,107,752
Purchased Options Contracts	203,450	203,450
Total Investment Securities	$31,517,595	$31,517,595
Other Financial Instruments(b)
Written Options Contracts	$(124,530)	$(124,530)
Total Investments	$31,393,065	$31,393,065

(a) See the Portfolio of Investments for Industry classifications.

(b) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Semi-Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Options Contracts:

Purchased Options – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The gross notional amount of purchased and written options outstanding as of March 31, 2026, and the monthly average notional amount for these contracts for the period ended March 31, 2026, were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Goose Hollow Tactical Allocation ETF	$18,973	$27,298
Written Options Contracts:
Goose Hollow Tactical Allocation ETF	19,275	26,189

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026:

	Assets	Liabilities
	Investments, at Value for Purchased Options	Written Options, at Value
Commodity Risk Exposure
Goose Hollow Tactical Allocation ETF	$52,700	$38,100
Currency Risk Exposure
Goose Hollow Tactical Allocation ETF	150,750	86,430

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended March 31, 2026:

	Net Realized Gains (Losses) from		Net Change in Unrealized Appreciation (Depreciation) on
	Purchased Options(a)	Written Options	Purchased Options(b)	Written Options
Commodity Risk Exposure:
Goose Hollow Tactical Allocation ETF	$181,924	$(409,980)	$3,675	$(825)
Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	(130,004)	(40,609)	7,844	(5,848)
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	108,546	—	21,194	—
Interest rate Risk Exposure:
Goose Hollow Tactical Allocation ETF	(75,172)	35,766	—	—

(a) These are included with realized gains (losses) from investment transactions on the Statement of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statement of Operations.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC, serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Management Fee Rate
Goose Hollow Tactical Allocation ETF	0.85%

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2027, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short), (vi) taxes, (vii) other fees related to

Semi-Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor))) will not exceed the following:

Expense Cap
Goose Hollow Tactical Allocation ETF	1.85%

Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost the Fund’s performance. The expense imitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Advisor.

As of March 31, 2026, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Waived/ Reimbursed FY 2025 Expires 09/30/2028	Waived/ Reimbursed FY 2026 Expires 09/30/2029	Total
Goose Hollow Tactical Allocation ETF	$162,149	$91,708	$—	$—	$253,857

Affiliated Transactions:

The following affiliated investment activity occurred during the period ended March 31, 2026. No affiliated investments were held at period end.

	Balance at September 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at March 31, 2026	Shares as of March 31, 2026	Dividend Income	Capital Gains Distributions
Goose Hollow Multi-Strategy Income ETF	$6,118,066	$107,371	$6,005,369	$(148,613)	$(71,455)	$—	—	$131,042	$—

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Fund paid a total of $1,350 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for its services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$128,203,203	$129,400,176

Purchases and sales of in-kind transactions for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$3,884,684	$6,386,830

There were no purchases or sales of U.S. government securities during the period ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units

Semi-Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Goose Hollow Tactical Allocation ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

For the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended September 30, 2025, the Fund did not incur any interest or penalties.

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

As of the year ended September 30, 2025, the tax cost of securities, including written options and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goose Hollow Tactical Allocation ETF	$35,036,831	$1,048,023	$(805,839)	$242,184

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and partnership investments.

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2025 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Goose Hollow Tactical Allocation ETF
2024	$981,366	$—	$981,366	$981,366
2025	955,873	—	955,873	955,873

As of the year ended September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Losses)
Goose Hollow Tactical Allocation ETF	$912,726	$—	$912,726	$(1,371,609)	$239,705	$(219,178)

As of the year ended September 30, 2025, the following Fund had net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
Goose Hollow Tactical Allocation ETF	$594,837	$776,772	$1,371,609

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Permanent Tax Differences:

As of the year ended September 30, 2025, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to redemptions in-kind.

	Total Distributable Earnings (Loss)	Paid-in Capital
Goose Hollow Tactical Allocation ETF	$(3,749,369)	$3,749,369

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes

Semi-Annual Financial Statements and Other Information | 21

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Fund acts as the Fund’s chief operation decision marker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

(9) Recent Accounting Pronouncement

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Semi-Annual Financial Statements and Other Information | 22

Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting:

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by (i) calling 1-866-898-6447; (ii) on the Fund’s websites at https://www.gham.co/; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 23

Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End
Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract.

Not Applicable.

Semi-Annual Financial Statements and Other Information

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

Mohr Sector Nav ETF (SNAV)

Mohr Company Nav ETF (CNAV)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Mindful Conservative ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 91.4%
7,759	Capital Group Dividend Value ETF	330,068
11,165	Franklin Income Focus ETF	320,994
13,737	iShares Core 40/60 Moderate Allocation ETF	650,722
6,066	iShares Intermediate Government/Credit Bond ETF	647,121
3,070	iShares MSCI USA Min Vol Factor ETF	284,712
3,149	iShares TIPS Bond ETF	347,523
15,706	iShares U.S. Treasury Bond ETF	359,824
6,433	JPMorgan Core Plus Bond ETF	302,866
12,760	Schwab U.S. Large-Cap ETF	327,166
7,136	State Street Global Allocation ETF	353,232
11,332	State Street Multi-Asset Real Return ETF	409,652
8,814	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	807,715
4,196	State Street SPDR Bloomberg Convertible Securities ETF	384,018
4,644	Vanguard Short-Term Bond ETF	364,136
20,496	WisdomTree Floating Rate Treasury Fund ETF	1,031,768
Total Exchange-Traded Funds (Cost $7,033,603)		6,921,517

Total Investments — 91.4% (Cost $7,033,603)		6,921,517
Net other assets (liabilities) — 8.6%		648,842
Net Assets — 100.0%		7,570,359

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Security

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Common Stocks — 80.9%
Communication Services — 3.1%
1,288	Alphabet, Inc., Class A	370,377
Consumer Discretionary — 2.3%
3,645	General Motors Co.	271,553
Energy — 4.5%
4,083	Baker Hughes Co.	249,267
1,691	Exxon Mobil Corp.	286,895
		536,162
Financials — 4.6%
321	Goldman Sachs Group, Inc. (The)	271,563
13,628	KeyCorp	273,241
		544,804
Health Care — 9.9%
1,251	Cardinal Health, Inc.	264,349
712	Cencora, Inc.	223,668
750	Thermo Fisher Scientific, Inc.	368,647
23,435	Viatris, Inc.	316,607
		1,173,271
Industrials — 15.6%
441	Caterpillar, Inc.	312,431
1,580	CH Robinson Worldwide, Inc.	262,391
704	Cummins, Inc.	378,766
1,079	Honeywell International, Inc.	243,886
417	Parker-Hannifin Corp.	373,315
1,406	RTX Corp.	271,217
		1,842,006
Information Technology — 29.2%
1,058	Advanced Micro Devices, Inc.(a)	215,229
862	Analog Devices, Inc.	274,237
2,524	Cisco Systems, Inc.	195,837
3,491	Corning, Inc.	474,671
229	KLA Corp.	337,182
1,700	Lam Research Corp.	363,222
2,125	Micron Technology, Inc.	717,910
1,656	NVIDIA Corp.	288,806
1,019	Seagate Technology Holdings PLC	399,204
920	Texas Instruments, Inc.	178,609
		3,444,907

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Common Stocks — 80.9% (continued)
Materials — 11.7%
6,478	Barrick Mining Corp.	264,237
5,455	Freeport-McMoRan, Inc.	320,645
3,679	Newmont Corp.	398,252
2,300	Southern Copper Corp.	395,738
		1,378,872
Total Common Stocks (Cost $7,955,745)		9,561,952

Exchange-Traded Funds — 17.7%
5,082	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	382,116
7,026	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	383,268
846	iShares Russell 1000 Growth ETF	360,735
9,511	JPMorgan Ultra-Short Income ETF	481,352
5,260	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	482,026
Total Exchange-Traded Funds (Cost $1,838,113)		2,089,497

Total Investments — 98.6% (Cost $9,793,858)		11,651,449
Net other assets (liabilities) — 1.4%		167,462
Net Assets — 100.0%		11,818,911

(a) Non-income producing security

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Mohr Sector Nav ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 70.9%
22,799	Invesco S&P 500 Equal Weight ETF	4,375,583
3,348	SPDR S&P 500 ETF Trust	2,177,338
48,433	State Street Utilities Select Sector SPDR ETF	2,222,590
15,588	Vanguard Energy ETF	2,697,348
2,941	Vanguard Information Technology ETF	2,051,995
7,027	Vanguard Large-Cap ETF	2,100,019
11,433	Vanguard Utilities ETF	2,265,335
Total Exchange-Traded Funds (Cost $17,337,245)		17,890,208

Total Investments — 70.9% (Cost $17,337,245)		17,890,208
Net other assets (liabilities) — 29.1%		7,343,787
Net Assets — 100.0%		25,233,995

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Mohr Company Nav ETF

Shares		Fair Value ($)
Common Stocks — 94.1%
Consumer Discretionary — 6.9%
3,760	Ross Stores, Inc.	814,529
10,800	Tapestry, Inc.	1,523,988
		2,338,517
Consumer Staples — 3.2%
8,661	Walmart, Inc.	1,076,389
Energy — 7.0%
23,629	Baker Hughes Co.	1,442,550
3,224	Cheniere Energy, Inc.	914,842
		2,357,392
Financials — 3.5%
9,939	Tradeweb Markets, Inc., Class A	1,169,423
Industrials — 33.7%
1,598	Caterpillar, Inc.	1,132,119
1,033	Comfort Systems USA, Inc.	1,424,497
1,477	Curtiss-Wright Corp.	1,006,014
3,598	Ftai Aviation, Ltd.	881,510
1,093	GE Vernova, Inc.	954,080
3,785	Honeywell International, Inc.	855,524
2,827	MasTec, Inc.(a)	909,559
7,259	nVent Electric PLC	858,595
3,879	Vertiv Holdings Co., Class A	972,000
3,347	Woodward, Inc.	1,197,957
5,736	XPO, Inc.(a)	1,115,939
		11,307,794
Information Technology — 30.4%
3,734	Applied Materials, Inc.	1,276,244
2,107	Ciena Corp.(a)	818,001
10,491	Corning, Inc.	1,426,461
5,080	Dell Technologies, Inc., Class C	833,780
1,179	Lumentum Holdings, Inc.(a)	828,554
3,220	Micron Technology, Inc.	1,087,845
1,493	SanDisk Corp.(a)	948,563
1,356	Teledyne Technologies, Inc.(a)	820,394
8,004	Western Digital Corp.	2,165,001
		10,204,843

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Mohr Company Nav ETF

Shares		Fair Value ($)
Common Stocks — 94.1% (continued)
Materials — 3.3%
6,384	Southern Copper Corp.	1,098,431
Utilities — 6.1%
9,294	American Electric Power Co., Inc.	1,218,258
7,462	Entergy Corp.	838,430
		2,056,688
Total Common Stocks (Cost $27,493,250)		31,609,477

Total Investments — 94.1% (Cost $27,493,250)		31,609,477
Net other assets (liabilities) — 5.9%		1,988,810
Net Assets — 100.0%		33,598,287

(a) Non-income producing security

PLC — Public Limited Company

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Statements of Assets and LiabilitiesMarch 31, 2026 (Unaudited)

	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $7,033,603 and $9,793,858)	$6,921,517	$11,651,449
Cash	678,039	194,295
Dividends and interest receivable	2,419	2,879
Prepaid expenses and other assets	—	217
Total Assets	7,601,975	11,848,840
Liabilities:
Accrued expenses:
Advisory	4,551	7,201
Administration	986	1,234
Compliance services	361	361
Custodian	277	776
Fund accounting	9,808	5,056
Legal and audit	10,394	10,467
Printing	4,145	4,038
Trustee	1,074	796
Other	20	—
Total Liabilities	31,616	29,929
Net Assets	$7,570,359	$11,818,911
Net Assets consist of:
Paid-in Capital	$12,680,811	$24,642,101
Total Distributable Earnings (Loss)	(5,110,452)	(12,823,190)
Net Assets	$7,570,359	$11,818,911

Net Assets:	$7,570,359	$11,818,911
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	350,000	500,000
Net Asset Value (offering and redemption price per share):	$21.63	$23.64

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Statements of Assets and Liabilities (continued)March 31, 2026 (Unaudited)

	Mohr Sector Nav ETF	Mohr Company Nav ETF
Assets:
Investments, at value (Cost $17,337,245 and $27,493,250)	$17,890,208	$31,609,477
Cash	5,169,211	2,045,104
Dividends and interest receivable	6,017	3,566
Receivable for investments sold	4,475,510	—
Reclaims receivable	—	2,532
Prepaid expenses and other assets	580	1,145
Total Assets	27,541,526	33,661,824
Liabilities:
Payable for investments purchased	2,266,192	—
Accrued expenses:
Advisory	15,236	20,564
Administration	2,612	3,525
Compliance services	361	361
Custodian	—	893
Deferred offering cost	—	3,519
Filling fees	7	—
Fund accounting	8,212	11,310
Legal and audit	10,298	16,771
Printing	3,420	4,746
Trustee	1,193	1,193
Other	—	655
Total Liabilities	2,307,531	63,537
Net Assets	$25,233,995	$33,598,287
Net Assets consist of:
Paid-in Capital	$24,321,838	$31,618,002
Total Distributable Earnings (Loss)	912,157	1,980,285
Net Assets	$25,233,995	$33,598,287

Net Assets:	$25,233,995	$33,598,287
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	725,000	1,080,000
Net Asset Value (offering and redemption price per share):	$34.81	$31.11

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Statements of OperationsFor the six months ended March 31, 2026 (Unaudited)

	Mindful Conservative ETF	Adaptive Core ETF
Investment Income:
Dividend income	$265,161	$67,553
Total Investment Income	265,161	67,553
Expenses:
Advisory	51,045	43,125
Administration	9,370	7,393
Compliance services	4,861	4,861
Custodian	855	902
Fund accounting	49,953	50,058
Index receipt agent fee	6,228	6,228
Legal and audit	18,000	17,808
Printing	3,477	3,538
Treasurer	1,200	900
Trustee	1,874	1,596
Other	5,168	5,700
Total Expenses	152,031	142,109
Net Investment Income (Loss)	113,130	(74,556)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	199,048	(544,117)
Net realized gains (losses) from in-kind transactions	215,825	144,526
Change in unrealized appreciation (depreciation) on investments	(521,939)	952,378
Net Realized and Unrealized Gains (Losses) from Investments:	(107,066)	552,787
Change in Net Assets Resulting From Operations	$6,064	$478,231

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 12

	Mohr Sector Nav ETF	Mohr Company Nav ETF
Investment Income:
Dividend income	$169,166	$135,031
Total Investment Income	169,166	135,031
Expenses:
Advisory	86,226	123,129
Administration	14,779	21,108
Compliance services	4,861	4,861
Custodian	493	1,929
Offering costs	—	3,518
Fund accounting	49,890	51,537
Index receipt agent fee	6,228	6,228
Legal and audit	17,961	26,127
Printing	3,753	5,372
Treasurer	1,350	1,350
Trustee	2,393	2,393
Other	5,079	6,769
Total Expenses	193,013	254,321
Net Investment Income (Loss)	(23,847)	(119,290)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(258,794)	(1,064,536)
Net realized gains (losses) from in-kind transactions	1,985,041	3,986,586
Change in unrealized appreciation (depreciation) on investments	(1,594,193)	(1,721,081)
Net Realized and Unrealized Gains (Losses) from Investments:	132,054	1,200,969
Change in Net Assets Resulting From Operations	$108,207	$1,081,679

Statements of Operations (continued)For the six months ended March 31, 2026 (Unaudited)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 13

Statements of Changes in Net Assets

	Mindful Conservative ETF		Adaptive Core ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$113,130	$935,313	$(74,556)	$(86,383)
Net realized gains (losses) from investment and in-kind transactions	414,873	1,021,794	(399,591)	920,735
Change in unrealized appreciation (depreciation) on investments	(521,939)	(626,874)	952,378	(588,352)
Change in net assets resulting from operations	6,064	1,330,233	478,231	246,000
Distributions to Shareholders From:
Earnings	(256,669)	(989,660)	—	—
Change in net assets from distributions	(256,669)	(989,660)	—	—
Capital Transactions:
Proceeds from shares issued	—	20,686,998	—	10,602,284
Cost of shares redeemed	(21,491,071)	(38,160,464)	(642,404)	(26,780,913)
Change in net assets from capital transactions	(21,491,071)	(17,473,466)	(642,404)	(16,178,629)
Change in net assets	(21,741,676)	(17,132,893)	(164,173)	(15,932,629)
Net Assets:
Beginning of period	29,312,034	46,444,927	11,983,084	27,915,713
End of period	$7,570,359	$29,312,034	$11,818,911	$11,983,084
Share Transactions:
Issued	—	950,000	—	475,000
Redeemed	(975,000)	(1,750,000)	(25,000)	(1,225,000)
Change in shares	(975,000)	(800,000)	(25,000)	(750,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 14

Statements of Changes in Net Assets (continued)

	Mohr Sector Nav ETF		Mohr Company Nav ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025(a)
From Investment Activities:
Operations:
Net investment income (loss)	$(23,847)	$(29,124)	$(119,290)	$(245,242)
Net realized gains (losses) from investment and in-kind transactions	1,726,247	2,327,419	2,922,050	1,819,669
Change in unrealized appreciation (depreciation) on investments	(1,594,193)	327,899	(1,721,081)	5,837,308
Change in net assets resulting from operations	108,207	2,626,194	1,081,679	7,411,735
Distributions to Shareholders From:
Earnings	—	(292,063)	—	—
Change in net assets from distributions	—	(292,063)	—	—
Capital Transactions:
Proceeds from shares issued	19,423,978	30,028,672	11,271,376	74,072,797
Cost of shares redeemed	(19,379,010)	(71,543,576)	(14,458,026)	(45,781,274)
Change in net assets from capital transactions	44,968	(41,514,904)	(3,186,650)	28,291,523
Change in net assets	153,175	(39,180,773)	(2,104,971)	35,703,258
Net Assets:
Beginning of period	25,080,820	64,261,593	35,703,258	—
End of period	$25,233,995	$25,080,820	$33,598,287	$35,703,258
Share Transactions:
Issued	550,000	950,000	350,000	2,890,000
Redeemed	(550,000)	(2,300,000)	(450,000)	(1,710,000)
Change in shares	—	(1,350,000)	(100,000)	1,180,000

(a) Commencement of operations was October 1, 2024.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 15

Financial Highlights

Mindful Conservative ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.12	$21.86	$21.24	$21.41		$25.00
Net Investment Income (Loss)(b)	0.17	0.54	0.54	0.63		(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.25)	0.30	1.41	(0.74)		(3.50)
Total from Investment Activities	(0.08)	0.84	1.95	(0.11)		(3.59)

Distributions from Net Investment Income	(0.41)	(0.58)	(1.33)	(0.06)		—
Total Distributions	(0.41)	(0.58)	(1.33)	(0.06)		—
Net Asset Value, End of Period	$21.63	$22.12	$21.86	$21.24		$21.41
Net Assets at End of Period (000’s)	$7,570	$29,312	$46,445	$81,782		$95,812

Total Return at NAV(c)(d)	(0.37)%	3.92%	9.47%	(0.49)%		(14.36)%
Ratio of Operating Expenses to Average Net Assets(e)(f)	2.10%	1.31%	1.08%	0.96%		1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(g)	1.56%	2.47%	2.51%	2.94%		(0.47)%
Portfolio Turnover(d)(h)	213%	336%	314%	260	%(i)	665%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(h) Excludes the impact of in-kind transactions

(i) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 16

Financial Highlights (continued)

Adaptive Core ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.82	$21.89	$18.77	$19.43		$25.00

Net Investment Income (Loss)(b)	(0.14)	(0.10)	(0.02)	0.28		(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	0.96	1.03	3.55	(0.94)		(5.53)
Total from Investment Activities	0.82	0.93	3.53	(0.66)		(5.57)

Distributions from Net Investment Income	—	—	(0.41)	—	(c)	—
Total Distributions	—	—	(0.41)	—	(c)	—
Net Asset Value, End of Period	$23.64	$22.82	$21.89	$18.77		$19.43
Net Assets at End of Period (000’s)	$11,819	$11,983	$27,916	$47,402		$69,463

Total Return at NAV(d)(e)	3.56%	4.25%	18.97%	(3.37)%		(22.28)%
Ratio of Operating Expenses to Average Net Assets(f)(g)	2.31%	1.81%	1.20%	1.02%		1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(1.21)%	(0.47)%	(0.12)%	1.41%		(0.23)%
Portfolio Turnover(e)(i)	70%	348%	451%	425	%(j)	1,180%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Amount is less than $0.00.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes expenses of the investment companies in which the Fund invests

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 17

Financial Highlights (continued)

Mohr Sector Nav ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	January 10, 2023(a) through September 30, 2023
Net Asset Value, Beginning of Period	$34.59	$30.97	$25.86	$25.00

Net Investment Income (Loss)(b)	(0.03)	(0.03)	0.09	0.14
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.25	3.93	5.92	0.72
Total from Investment Activities	0.22	3.90	6.01	0.86

Distributions from Net Investment Income	—	(0.15)	(0.09)	—
Distributions from Net Realized Gains on Investments	—	(0.13)	(0.81)	—
Total Distributions	—	(0.28)	(0.90)	—
Net Asset Value, End of Period	$34.81	$34.59	$30.97	$25.86
Net Assets at End of Period (000’s)	$25,234	$25,081	$64,262	$58,824

Total Return at NAV(d)(e)	0.61%	12.73%	23.70%	3.43%
Ratio of Operating Expenses to Average Net Assets(f)(g)(h)	1.57%	1.49%	1.04%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	(0.19)%	(0.11)%	0.32%	0.72%
Portfolio Turnover(e)(j)	245%	342%	523%	537%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes expenses of the investment companies in which the Fund invests

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 18

Financial Highlights (continued)

Mohr Company Nav ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025(a)
Net Asset Value, Beginning of Period	$30.26	$25.00

Net Investment Income (Loss)(b)	(0.11)	(0.17)
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.96	5.43
Total from Investment Activities	0.85	5.26
Net Asset Value, End of Period	$31.11	$30.26
Net Assets at End of Period (000’s)	$33,598	$35,703

Total Return at NAV(d)(e)	2.82%	21.03%
Ratio of Operating Expenses to Average Net Assets(f)	1.45%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.68)%	(0.62)%
Portfolio Turnover(e)(g)	106%	317%

(a) Commencement of operations was October 1, 2024

(b) Calculated based on average shares method

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial StatementsMarch 31, 2026 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mindful Conservative ETF, Adaptive Core ETF, Mohr Sector Nav ETF, and Mohr Company Nav ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Funds is the information utilized for the day-to-day management of the Funds.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, or multiples thereof, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Paralel

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Retireful, LLC (the “Advisor”), as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Semi-Annual Financial Statements and Other Information | 21

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

• Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2026.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mindful Conservative ETF
Exchange-Traded Funds	$6,921,517	$6,921,517
Total Investments	$6,921,517	$6,921,517

Adaptive Core ETF
Common Stocks(a)	$9,561,952	$9,561,952
Exchange-Traded Funds	2,089,497	2,089,497
Total Investments	$11,651,449	$11,651,449

Mohr Sector Nav ETF
Exchange-Traded Funds	$17,890,208	$17,890,208
Total Investments	$17,890,208	$17,890,208

Mohr Company Nav ETF
Common Stocks(a)	$31,609,477	$31,609,477
Total Investments	$31,609,477	$31,609,477

(a) See the Portfolio of Investments for industry classifications.

Semi-Annual Financial Statements and Other Information | 22

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Funds.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

Semi-Annual Financial Statements and Other Information | 23

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor pursuant to investment advisory agreements. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Funds paid a total of $4,800 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

Semi-Annual Financial Statements and Other Information | 24

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Mindful Conservative ETF	$31,406,388	$32,042,700
Adaptive Core ETF	8,596,575	8,694,249
Mohr Sector Nav ETF	56,657,254	61,555,744
Mohr Company Nav ETF	36,492,803	37,199,606

Purchases and sales of in-kind transactions for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Mindful Conservative ETF	$—	$21,118,048
Adaptive Core ETF	—	628,969
Mohr Sector Nav ETF	18,648,442	20,471,029
Mohr Company Nav ETF	10,983,912	14,887,171

There were no purchases or sales of U.S. government securities during the period ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Mindful Conservative ETF	$250	2.00%
Adaptive Core ETF	250	2.00%
Mohr Sector NAV ETF	250	2.00%
Mohr Company NAV ETF	250	2.00%

(a) As a percentage of the amount invested.

Semi-Annual Financial Statements and Other Information | 25

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities. As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the tax year ended September 30, 2025, the Funds did not incur any interest or penalties.

As of September 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mindful Conservative ETF	$28,482,575	$316,492	$(16,124)	$300,368
Adaptive Core ETF	10,920,634	1,069,582	(164,814)	904,768
Mohr Sector Nav ETF	22,332,213	2,147,019	—	2,147,019
Mohr Company Nav ETF	29,186,525	6,109,951	(277,676)	5,832,275

Semi-Annual Financial Statements and Other Information | 26

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity. The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2025, were as follows:

	Distributions Paid From
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Mindful Conservative ETF
2024	$3,621,537	$—	$3,621,537	$3,621,537
2025	989,660	—	989,660	989,660
Adaptive Core ETF
2024	819,624	—	819,624	819,624
2025	—	—	—	—
Mohr Sector Nav ETF
2024	1,783,040	—	1,783,040	1,783,040
2025	292,063	—	292,063	292,063
Mohr Company Nav ETF
2025	—	—	—	—

As of the year ended September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Losses)
Mindful Conservative ETF	$15,489	$—	$15,489	$(5,175,705)	$300,368	$(4,859,848)
Adaptive Core ETF	—	—	—	(14,206,189)	904,768	(13,301,421)
Mohr Sector Nav ETF	—	—	—	(1,343,069)	2,147,019	803,950
Mohr Company Nav ETF	—	—	—	(4,933,669)	5,832,275	898,606

As of the year ended September 30, 2025, the following Funds had net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
Mindful Conservative ETF	$5,143,731	$31,974	$5,175,705
Adaptive Core ETF	14,113,453	—	14,113,453
Mohr Sector Nav ETF	1,313,945	—	1,313,945
Mohr Company Nav ETF	4,747,538	—	4,747,538

Semi-Annual Financial Statements and Other Information | 27

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the year ended September 30, 2025, the Funds’ deferred losses are as follows:

Late Year Ordinary Loss Deferred
Adaptive Core ETF	$92,736
Mohr Sector Nav ETF	29,124
Mohr Company Nav ETF	186,131

Permanent Tax Differences:

As of the year ended September 30, 2025, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to redemptions in-kind:

	Total Distributable Earnings/(Loss)	Paid- in Capital
Mindful Conservative ETF	$(1,523,216)	$1,523,216
Adaptive Core ETF	(2,444,949)	2,444,949
Mohr Sector Nav ETF	(3,636,068)	3,636,068
Mohr Company Nav ETF	(6,513,129)	6,513,129

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Funds if the prices of the securities owned by the Funds decline. In addition, each Fund may be subject to the following risks; (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related

Semi-Annual Financial Statements and Other Information | 28

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Additional investment risks are outlined in each Fund’s prospectus.

(8) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Funds acts as the Funds’ chief operation manager (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(9) Recent Accounting Pronouncement

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

Semi-Annual Financial Statements and Other Information | 29

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

(10) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Semi-Annual Financial Statements and Other Information | 30

Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting:

Information regarding how the Funds voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-866-464-6608; (ii) by visiting http://www.mohrfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 31

Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Semi-Annual Financial Statements and Other Information

Nelson Select ETF (NELS)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Nelson Select ETF

Shares		Fair Value ($)
Common Stocks — 94.0%
Communication Services — 10.5%
7,157	Alphabet, Inc., Class A	2,058,067
1,095	Meta Platforms, Inc., Class A	626,482
7,191	Netflix, Inc.(a)	691,414
3,364	T-Mobile US, Inc.	706,541
5,686	Walt Disney Co. (The)	548,017
		4,630,521
Consumer Discretionary — 9.2%
7,368	Amazon.com, Inc.(a)	1,534,533
1,344	Ralph Lauren Corp., Class A	462,322
2,144	Ross Stores, Inc.	464,455
3,117	Tapestry, Inc.	439,840
1,084	Tesla, Inc.(a)	402,977
4,423	TJX Cos., Inc. (The)	706,353
		4,010,480
Consumer Staples — 4.3%
6,328	Colgate-Palmolive Co.	539,335
450	Costco Wholesale Corp.	448,394
5,959	Monster Beverage Corp.(a)	431,789
3,695	Walmart, Inc.	459,214
		1,878,732
Energy — 5.2%
3,639	Chevron Corp.	752,909
15,953	Halliburton Co.	622,007
6,087	SLB Ltd	312,811
2,487	Targa Resources Corp.	623,566
		2,311,293
Financials — 11.9%
4,765	Bank of New York Mellon Corp. (The)	565,272
1,094	Berkshire Hathaway, Inc., Class B(a)	524,245
1,736	Chubb, Ltd.	565,814
1,492	CME Group, Inc., Class A	440,662
845	Goldman Sachs Group, Inc. (The)	714,862
2,735	Intercontinental Exchange, Inc.	430,161
3,718	JPMorgan Chase & Co.	1,093,687
3,470	State Street Corp.	439,163
8,686	U.S. Bancorp	451,759
		5,225,625

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Nelson Select ETF

Shares		Fair Value ($)
Common Stocks — 94.0% (continued)
Health Care — 10.1%
2,533	AbbVie, Inc.	550,902
1,537	Cardinal Health, Inc.	324,783
725	Eli Lilly & Co.	666,833
3,800	Gilead Sciences, Inc.	529,606
3,009	Johnson & Johnson	735,520
511	McKesson Corp.	442,199
3,965	Merck & Co., Inc.	476,950
15,103	Royalty Pharma PLC, Class A	724,491
		4,451,284
Industrials — 9.6%
4,132	BAE Systems PLC, ADR	481,378
619	Caterpillar, Inc.	438,537
558	GE Vernova, Inc.	487,078
1,988	Honeywell International, Inc.	449,348
1,859	Howmet Aerospace, Inc.	428,425
2,313	ITT, Inc.	440,696
1,600	L3Harris Technologies, Inc.	552,240
3,999	nVent Electric PLC	473,002
827	Quanta Services, Inc.	454,040
		4,204,744
Information Technology — 28.2%
5,336	Amphenol Corp., Class A	674,204
8,094	Apple, Inc.	2,054,176
1,803	Applied Materials, Inc.	616,247
2,797	Broadcom, Inc.	865,699
1,121	Coherent Corp.(a)	267,033
5,335	Dell Technologies, Inc., Class C	875,634
2,287	First Solar, Inc.(a)	451,134
3,367	Fortinet, Inc.(a)	275,151
386	KLA Corp.	568,350
4,353	Microsoft Corp.	1,611,351
15,639	NVIDIA Corp.	2,727,442
1,791	Palantir Technologies, Inc., Class A(a)	261,987
1,673	Palo Alto Networks, Inc.(a)	268,215
2,509	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	847,917
		12,364,540

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Nelson Select ETF

Shares		Fair Value ($)
Common Stocks — 94.0% (continued)
Materials — 2.8%
5,801	Freeport-McMoRan, Inc.	340,983
1,022	Linde PLC	506,667
3,171	Newmont Corp.	343,261
		1,190,911
Real Estate — 2.2%
2,603	Agree Realty Corp.	196,214
240	Equinix, Inc.	235,258
6,186	Essential Properties Realty Trust, Inc.	187,807
5,097	STAG Industrial, Inc.	183,798
1,010	Welltower, Inc.	199,687
		1,002,764
Total Common Stocks (Cost $41,200,024)		41,270,894

Exchange-Traded Funds — 5.3%
15,635	iShares Expanded Tech-Software Sector ETF(a)	1,251,582
23,506	State Street Utilities Select Sector SPDR ETF	1,078,690
Total Exchange-Traded Funds (Cost $2,379,785)		2,330,272

Total Investments — 99.3% (Cost $43,579,809)		43,601,166
Net other assets (liabilities) — 0.7%		304,375
Net Assets — 100.0%		43,905,541

(a) Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Statement of Assets and LiabilitiesMarch 31, 2026 (Unaudited)

Nelson Select ETF
Assets:
Investments, at value (Cost $43,579,809)	$43,601,166
Cash	679,272
Dividends and interest receivable	26,771
Receivable for investments sold	1,377,033
Prepaid expenses and other assets	7,047
Total Assets	45,691,289
Liabilities:
Payable for investments purchased	1,719,451
Accrued expenses:
Advisory	35,380
Administration	7,459
Compliance services	314
Custodian	364
Filling fees	226
Fund accounting	5,422
Legal and audit	12,078
Printing	3,559
Trustee	1,435
Other	60
Total Liabilities	1,785,748
Net Assets	$43,905,541
Net Assets consist of:
Paid-in Capital	$45,242,667
Total Distributable Earnings (Loss)	(1,337,126)
Net Assets	$43,905,541

Net Assets:	$43,905,541
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,770,000
Net Asset Value (offering and redemption price per share):	$24.81

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Statement of OperationsFor the period ended March 31, 2026 (Unaudited)

Nelson Select ETF(a)
Investment Income:
Dividend income	$211,526
Total Investment Income	211,526
Expenses:
Advisory	168,721
Administration	34,085
Compliance services	4,064
Custodian	2,798
Offering costs	5,072
Fund accounting	14,504
Index receipt agent fee	3,694
Legal and audit	22,095
Listing fee	5,472
Printing	3,695
Treasurer	573
Trustee	2,807
Other	1,973
Total Expenses before fee reductions	269,553
Expenses contractually waived and/or reimbursed by the Advisor	(13,888)
Total Net Expenses	255,665
Net Investment Income (Loss)	(44,139)
Realized and Unrealized Gains (Losses:
Net realized gains (losses) from investment transactions	(2,483,920)
Net realized gains (losses) from in-kind transactions	1,169,576
Change in unrealized appreciation (depreciation) on investments	21,357
Net Realized and Unrealized Gains (Losses):	(1,292,987)
Change in Net Assets Resulting From Operations	$(1,337,126)

(a) Commencement of operations was October 14, 2025.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statement of Changes in Net Assets

Nelson Select ETF
For the period October 14, 2025(a) through March 31, 2026 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(44,139)
Net realized gains (losses) from investment and in-kind transactions	(1,314,344)
Change in unrealized appreciation (depreciation) on investments	21,357
Change in net assets resulting from operations	(1,337,126)
Capital Transactions:
Proceeds from shares issued	50,710,449
Cost of shares redeemed	(5,467,782)
Change in net assets from capital transactions	45,242,667
Change in net assets	43,905,541
Net Assets:
Beginning of period	—
End of period	$43,905,541
Share Transactions:
Issued	1,980,000
Redeemed	(210,000)
Change in shares	1,770,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Financial Highlights

Nelson Select ETF	For the period October 14, 2025(a) through March 31, 2026 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	(0.16)
Total from Investment Activities	(0.19)
Net Asset Value, End of Period	$24.81
Net Assets at End of Period (000’s)	$43,906

Total Return at NAV(c)(d)	(0.78)%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.49%
Ratio of Operating Expenses to Average Net Assets(e)(f)(g)	1.57%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	(0.26)%
Portfolio Turnover(d)(i)	268%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 10

Notes to Financial StatementsMarch 31, 2026 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Nelson Select ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund commenced operations on October 14, 2025.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the

Semi-Annual Financial Statements and Other Information | 11

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

“Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to the circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access

Semi-Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2026.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Nelson Select ETF
Common Stocks(a)	$41,270,894	$41,270,894
Exchange-Traded Funds	2,330,272	2,330,272
Total Investments	$43,601,166	$43,601,166

(a) See the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.99% of its average daily net assets, calculated daily and paid monthly.

Retireful, LLC (“Sub-Advisor”) serves as the Fund’s sub-advisor. The Sub-Advisor is responsible for the trade execution management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive from the Advisor (not the Fund) on a monthly basis, an annual advisory fee equal to 0.15% of the Fund’s net assets.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through May 16, 2027, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective

Semi-Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor))) would not exceed 1.49%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2026, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2026 Expires 09/30/2029	Total
Nelson Select ETF	$13,888	$13,888

At March 31, 2026, there was no commitment or contingent liability.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Fund paid a total of $573 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Nelson Select ETF	$82,608,305	$82,393,085

Purchases and sales of in-kind transactions for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Nelson Select ETF	$49,818,450	$5,548,811

There were no purchases or sales of U.S. government securities during the period ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and

Semi-Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Nelson Select ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

The Fund intends to qualify and continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Fund acts as the Fund’s chief operation decision marker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

Semi-Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

(9) Recent Accounting Pronouncement

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Semi-Annual Financial Statements and Other Information | 19

Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (i) by calling 1-877-694-3532; (ii) on the Fund’s website at https://www.nelsonselectetf.com; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 20

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Semi-Annual Financial Statements and Other Information | 21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (unaudited)

Approval of the Investment Advisory Agreement with Collaborative Fund Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on May 16, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and the Trust, with respect to Nelson Select ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between CFA and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted its familiarity with CFA as the investment adviser to another series in the Trust. The Board reviewed the business experience of each of the key persons that would service the Fund. The Board noted the various services that CFA would provide for the Fund, including proprietary research, risk management and compliance oversight. The Board reviewed CFA’s practices for monitoring compliance. The Board further reviewed the specific duties CFA will delegate to the sub-adviser, including trading services. The Board noted that CFA reported no compliance issues, SEC or regulatory examinations, or any material litigation or administrative actions in the past 36 months. The Board concluded that CFA had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Fees and Expenses. The Board discussed the proposed advisory fee of 0.99% and net expense ratio of 1.49% for the Fund. The Board noted that the advisory fee and net expense ratio for the Fund were below the averages of its peer group identified by CFA. The Board noted that CFA intended to have an expense limitation agreement in place with respect to the Fund. The Board

Semi-Annual Financial Statements and Other Information | 22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (unaudited) (continued)

considered the services to be provided by CFA, as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability. The Board discussed that CFA anticipated to earn a modest profit from its relationship with the Fund during the first two years. The Board determined that excessive profitability was not an issue for the Fund at this time.

Economies of Scale. The Board considered whether CFA would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that CFA was open to consider breakpoints as the Fund grew in assets under management.

Conclusion. Having requested and received such information from CFA as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

Approval of the Sub-Advisory Agreement between Collaborative Fund Advisors, LLC and Retireful, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on May 16, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and Retireful, LLC (“Retireful”), with respect to Nelson Select ETF (the “Fund”). In considering the approval of the sub-advisory agreement, the Board received materials specifically relating to the sub-advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the sub-advisory agreement between CFA and Retireful. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the sub-advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the sub-advisory agreement.

Semi-Annual Financial Statements and Other Information | 23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (unaudited) (continued)

Nature, Extent and Quality of Services. The Board noted its familiarity with Retireful as the investment adviser to other series in the Trust. The Board reviewed the business experience of each of the key persons that would service the Fund. The Board noted that Retireful would provide trading services to the Fund. The Board reviewed Retireful’s practices for monitoring compliance with the Fund’s investment limitations. The Board noted that Retireful reported no compliance issues, SEC or regulatory examinations or any material litigation or administrative actions in the past 36 months. The Board concluded that Retireful had sufficient quality and depth of personnel and resources to perform its duties under the proposed sub-advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Fees and Expenses. The Board noted Retireful’s proposed sub-advisory fee of 0.15% of the Fund’s average daily net assets allocated to Retireful by the adviser. The Board noted that Retireful did not provide similar services to any other accounts. The Board determined that Retireful’s sub-advisory fee for the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Retireful for the Fund and observed that Retireful expected to earn a reasonable profit for the first two years of the Fund’s operations. The Board determined that excessive profitability was not an issue for Retireful at this time.

Economies of Scale. The Board considered whether Retireful would expect realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that it was unlikely that Retireful was benefitting from any material economies of scale.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Financial Statements and Other Information

PL Growth and Income ETF (PLGI)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (unaudited)

PL Growth and Income ETF

Shares		Fair Value ($)
Common Stocks — 94.9%
Communication Services — 9.4%
6,408	Alphabet, Inc., Class A	1,842,684
93,629	Pinterest, Inc., Class A(a)	1,717,156
9,612	T-Mobile US, Inc.	2,018,808
		5,578,648
Consumer Discretionary — 20.7%
13,733	Birkenstock Holding PLC(a)	492,053
19,518	Deckers Outdoor Corp.(a)	1,953,557
9,373	Expedia Group, Inc.	2,164,132
1,146	MercadoLibre, Inc.(a)	1,981,457
51,260	Mobileye Global, Inc., Class A(a)	352,156
19,539	New Oriental Education & Technology Group, Inc., ADR	1,106,494
9,500	Toyota Motor Corp., ADR	1,957,855
13,127	Vipshop Holdings, Ltd., ADR	206,356
41,385	Yum China Holdings, Inc.	2,018,760
		12,232,820
Consumer Staples — 17.0%
2,136	Costco Wholesale Corp.	2,128,374
18,423	Ingredion, Inc.	2,075,535
72,144	Keurig Dr Pepper, Inc.	1,899,552
35,511	Mondelez International, Inc., Class A	2,046,854
56,871	National Beverage Corp.(a)	1,913,709
		10,064,024
Energy — 0.0%(b)
11	Diamondback Energy, Inc.	2,176
Financials — 12.2%
6,833	Allstate Corp. (The)	1,416,754
724	American Express Co.	218,996
6,675	Barclays PLC, ADR	141,243
43,399	HDFC Bank, Ltd., ADR	1,079,767
81,109	ING Groep NV, ADR	2,112,889
13,285	Pinnacle Financial Partners, Inc.	1,144,370
15,725	Robinhood Markets, Inc., Class A(a)	1,089,743
		7,203,762
Health Care — 3.5%
36,312	BioMarin Pharmaceutical, Inc.(a)	2,051,265

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2026 (unaudited)

PL Growth and Income ETF

Shares		Fair Value ($)
Common Stocks — 94.9% (continued)
Industrials — 15.1%
30,438	A.O. Smith Corp.	2,007,082
153,939	American Airlines Group, Inc.(a)	1,653,305
3,823	Cummins, Inc.	2,056,850
49,736	ExlService Holdings, Inc.(a)	1,514,461
45,390	Genpact, Ltd.	1,690,778
		8,922,476
Information Technology — 16.4%
7,022	Apple, Inc.	1,782,114
1,101	Dell Technologies, Inc., Class C	180,707
16,512	Nice, Ltd., ADR(a)	1,820,613
6,668	NVIDIA Corp.	1,162,899
8,544	Salesforce, Inc.	1,594,908
8,982	Sanmina Corp.(a)	1,164,426
22,228	Wix.com, Ltd.(a)	2,002,077
		9,707,744
Materials — 0.0%(b)
5	Element Solutions, Inc.	171
Real Estate — 0.6%
16,403	Cousins Properties, Inc.	370,216
Total Common Stocks (Cost $59,992,796)		56,133,302

Exchange-Traded Funds — 6.5%
42,783	iShares Broad USD High Yield Corporate Bond ETF	1,576,126
8,606	Rareview Government Money Market ETF	863,612
15,416	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,412,722
Total Exchange-Traded Funds (Cost $3,843,100)		3,852,460

Total Investments — 101.4% (Cost $63,835,896)		59,985,762
Net other assets (liabilities) — (1.4%)		(836,097)
Net Assets — 100.0%		59,149,665

(a) Non-income producing security

(b) Represents less than 0.05%.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2026 (unaudited)

PL Growth and Income ETF

Written Options Contracts

Exchange-traded options on future contracts written as of March 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
A.O. Smith Corp.	Call	50	350	14,069	70.00	4/17/26	(1,875)
A.O. Smith Corp.	Call	125	938	22,247	75.00	4/17/26	(250)
A.O. Smith Corp.	Call	70	525	24,008	75.00	7/17/26	(8,750)
Allstate Corp. (The)	Call	40	840	35,919	210.00	6/18/26	(36,400)
Allstate Corp. (The)	Call	13	286	12,064	220.00	6/18/26	(6,630)
Alphabet, Inc.	Call	15	510	31,275	340.00	4/17/26	(120)
Alphabet, Inc.	Call	9	288	21,132	320.00	5/15/26	(3,330)
Alphabet, Inc.	Call	15	473	50,520	315.00	7/17/26	(17,055)
Alphabet, Inc.	Call	10	345	26,930	345.00	8/21/26	(7,410)
American Airlines Group, Inc.	Call	200	320	34,397	16.00	5/15/26	(800)
American Airlines Group, Inc.	Call	475	808	68,864	17.00	5/15/26	(950)
American Airlines Group, Inc.	Call	222	355	41,733	16.00	6/18/26	(2,220)
American Airlines Group, Inc.	Call	200	280	42,595	14.00	8/21/26	(11,800)
American Express Co.	Call	6	192	9,546	320.00	6/18/26	(8,016)
Apple, Inc.	Call	9	248	15,957	275.00	5/15/26	(2,457)
Apple, Inc.	Call	1	29	1,548	285.00	6/18/26	(288)
Apple, Inc.	Call	10	275	20,180	275.00	6/18/26	(5,450)
Apple, Inc.	Call	10	280	18,630	280.00	7/17/26	(5,700)
Apple, Inc.	Call	33	908	63,728	275.00	8/21/26	(34,155)
BioMarin Pharmaceutical, Inc.	Call	55	303	51,589	55.00	4/17/26	(13,970)
BioMarin Pharmaceutical, Inc.	Call	100	625	56,799	62.50	7/17/26	(16,750)
BioMarin Pharmaceutical, Inc.	Call	150	900	94,196	60.00	8/21/26	(63,750)
Birkenstock Holding PLC	Call	90	383	38,518	42.50	7/17/26	(16,650)
Costco Wholesale Corp.	Call	10	989	48,980	990.00	5/15/26	(38,350)
Costco Wholesale Corp.	Call	6	534	26,388	890.00	6/18/26	(75,030)
Costco Wholesale Corp.	Call	1	106	3,086	1,060.00	6/18/26	(2,055)
Costco Wholesale Corp.	Call	1	100	5,778	1,000.00	6/18/26	(4,600)
Cummins, Inc.	Call	15	780	86,370	520.00	9/18/26	(99,000)
Cummins, Inc.	Call	16	912	126,367	570.00	9/18/26	(66,400)
Deckers Outdoor Corp.	Call	70	840	58,658	120.00	5/15/26	(5,775)
Deckers Outdoor Corp.	Call	40	480	50,319	120.00	6/18/26	(11,560)
ExlService Holdings, Inc.	Call	6	27	568	45.00	4/17/26	(15)
ExlService Holdings, Inc.	Call	350	1,224	74,542	35.00	7/17/26	(51,625)
Expedia Group, Inc.	Call	31	930	71,127	300.00	4/17/26	(1,054)
Expedia Group, Inc.	Call	12	360	35,976	300.00	6/18/26	(5,400)
Expedia Group, Inc.	Call	10	230	32,730	230.00	7/17/26	(28,225)
Expedia Group, Inc.	Call	32	672	63,519	210.00	7/17/26	(126,159)
Genpact, Ltd.	Call	69	345	24,011	50.00	6/18/26	(3,278)
Genpact, Ltd.	Call	100	400	34,798	40.00	6/18/26	(18,750)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of Investments (continued)March 31, 2026 (unaudited)

PL Growth and Income ETF

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Genpact, Ltd.	Call	120	480	52,557	40.00	9/18/26	(36,300)
HDFC Bank, Ltd.	Call	150	525	26,696	35.00	7/17/26	(2,250)
ING Groep NV	Call	140	420	13,517	30.00	4/17/26	(1,400)
ING Groep NV	Call	95	276	10,259	29.00	4/17/26	(475)
ING Groep NV	Call	319	925	54,609	29.00	6/18/26	(11,165)
ING Groep NV	Call	127	381	15,618	30.00	7/17/26	(6,033)
ING Groep NV	Call	10	29	1,480	29.00	7/17/26	(775)
Ingredion, Inc.	Call	30	345	8,460	115.00	4/17/26	(2,175)
Ingredion, Inc.	Call	60	720	17,729	120.00	4/17/26	(1,500)
Ingredion, Inc.	Call	35	438	14,979	125.00	7/17/26	(5,950)
Ingredion, Inc.	Call	10	120	5,280	120.00	7/17/26	(2,425)
Keurig Dr Pepper, Inc.	Call	305	885	23,934	29.00	4/17/26	(2,288)
Keurig Dr Pepper, Inc.	Call	200	560	28,595	28.00	6/18/26	(14,000)
Keurig Dr Pepper, Inc.	Call	144	446	17,421	31.00	7/17/26	(2,520)
Mercadolibre, Inc.	Call	3	630	56,994	2,100.00	6/18/26	(6,360)
Mercadolibre, Inc.	Call	4	880	103,432	2,200.00	7/17/26	(10,140)
Mobileye Global, Inc.	Call	432	432	54,876	10.00	8/21/26	(10,584)
Mondelez International, Inc.	Call	270	1,687	57,504	62.50	6/18/26	(33,750)
Mondelez International, Inc.	Call	9	52	2,052	57.50	6/18/26	(2,700)
National Beverage Corp.	Call	344	1,203	40,865	35.00	4/17/26	(17,200)
National Beverage Corp.	Call	55	193	11,989	35.00	7/17/26	(11,963)
Nice, Ltd.	Call	48	528	76,865	110.00	8/21/26	(70,560)
Nice, Ltd.	Call	100	1,149	155,797	115.00	8/21/26	(121,500)
NVIDIA Corp.	Call	43	770	53,878	179.00	6/18/26	(50,697)
NVIDIA Corp.	Call	3	60	6,210	200.00	8/21/26	(2,661)
Pinnacle Financial Partners, Inc.	Call	95	903	31,158	95.00	4/17/26	(7,125)
Pinterest, Inc.	Call	190	551	56,615	29.00	5/15/26	(1,520)
Pinterest, Inc.	Call	594	1,009	153,237	17.00	8/21/26	(222,749)
Robinhood Markets, Inc.	Call	40	400	47,519	100.00	4/17/26	(200)
Robinhood Markets, Inc.	Call	24	312	40,752	130.00	5/15/26	(192)
Robinhood Markets, Inc.	Call	64	832	72,311	130.00	6/18/26	(1,600)
Salesforce, Inc.	Call	12	324	21,624	270.00	5/15/26	(108)
Salesforce, Inc.	Call	14	378	30,906	270.00	6/18/26	(644)
Salesforce, Inc.	Call	32	624	77,495	195.00	8/21/26	(52,960)
Sanmina Corp.	Call	73	985	107,891	135.00	5/15/26	(78,110)
T-Mobile US, Inc.	Call	35	683	48,929	195.00	5/15/26	(68,775)
T-Mobile US, Inc.	Call	15	345	13,620	230.00	5/15/26	(4,650)
T-Mobile US, Inc.	Call	35	700	46,829	200.00	6/18/26	(63,875)
Toyota Motor Corp.	Call	20	480	18,360	240.00	4/17/26	(300)
Toyota Motor Corp.	Call	14	322	11,452	230.00	5/15/26	(3,598)
Toyota Motor Corp.	Call	1	22	1,298	220.00	6/18/26	(725)
Toyota Motor Corp.	Call	40	1,000	47,918	250.00	7/17/26	(12,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of Investments (continued)March 31, 2026 (unaudited)

PL Growth and Income ETF

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Vipshop Holdings, Ltd.	Call	100	170	4,298	17.00	5/15/26	(2,500)
Wix.com, Ltd.	Call	120	1,080	110,157	90.00	4/17/26	(58,800)
Wix.com, Ltd.	Call	80	580	96,478	72.50	7/17/26	(185,600)
Yum China Holdings, Inc.	Call	36	180	9,707	50.00	4/17/26	(3,600)
Yum China Holdings, Inc.	Call	300	1,499	104,394	50.00	7/17/26	(92,250)
(Total Premiums Received $3,604,205)							(2,091,304)

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statement of Assets and LiabilitiesMarch 31, 2026 (unaudited)

PL Growth and Income ETF
Assets:
Investments, at value (Cost $63,835,896)	$59,985,762
Cash	1,144,699
Dividends and interest receivable	90,561
Receivable for investments sold	5,721,071
Receivable for capital shares issued	5,464,863
Prepaid expenses and other assets	9,466
Total Assets	72,416,422
Liabilities:
Payable for investments purchased	5,532,544
Payable for capital shares redeemed	5,575,584
Written options at value (Premiums received , $3,604,205 and )	2,091,304
Accrued expenses:
Advisory	39,475
Administration	9,809
Compliance services	1,062
Filling fees	319
Fund accounting	6,738
Legal and audit	6,928
Trustee	1,583
Other	1,411
Total Liabilities	13,266,757
Net Assets	$59,149,665
Net Assets consist of:
Paid-in Capital	$61,106,599
Total Distributable Earnings (Loss)	(1,956,934)
Net Assets	$59,149,665

Net Assets:	$59,149,665
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,440,000
Net Asset Value (offering and redemption price per share):	$24.24

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Statement of OperationsFor the period ended March 31, 2026

PL Growth and Income ETF(a) (Unaudited)
Investment Income:
Dividend income	$262,920
Total Investment Income	262,920
Expenses:
Advisory	111,511
Administration	29,055
Compliance services	3,312
Custodian	2,107
Offering costs	895
Fund accounting	11,895
Index receipt agent fee	1,789
Legal and audit	15,143
Listing fee	4,770
Printing	2,755
Treasurer	101
Trustee	1,952
Other	2,270
Total Expenses	187,555
Total Net Expenses	187,555
Net Investment Income (Loss)	75,365
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	59,033
Net realized gains (losses) from in-kind transactions	1,410,314
Net realized gains (losses) from written options transactions	(1,152,220)
Change in unrealized appreciation (depreciation) on investments	(3,850,134)
Change in unrealized appreciation (depreciation) on written options	1,512,901
Net Realized and Unrealized Gains (Losses):	(2,020,106)
Change in Net Assets Resulting From Operations	$(1,944,741)

(a) Commencement of operations was December 9, 2025.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Statement of Changes in Net Assets

PL Growth and Income ETF
For the period December 9, 2025(a) through March 31, 2026 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$75,365
Net realized gains (losses) from investment, in-kind transactions, and written options	317,127
Change in unrealized appreciation (depreciation) on investments and written options	(2,337,233)
Change in net assets resulting from operations	(1,944,741)
Distributions to Shareholders From:
Earnings	(12,193)
Change in net assets from distributions	(12,193)
Capital Transactions:
Proceeds from shares issued	66,682,182
Cost of shares redeemed	(5,575,583)
Change in net assets from capital transactions	61,106,599
Change in net assets	59,149,665
Net Assets:
Beginning of period	—
End of period	$59,149,665
Share Transactions:
Issued	2,670,000
Redeemed	(230,000)
Change in shares	2,440,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Financial Highlights

PL Growth and Income ETF	For the period December 9, 2025(a) through March 31, 2026 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)(b)	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.79)
Total from Investment Activities	(0.75)
Distributions from Net Investment Income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$24.24
Net Assets at End of Period (000’s)	$59,150
Total Return at NAV(c)(d)	(3.01)%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.25%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	0.50%
Portfolio Turnover(d)(i)	31%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 12

Notes to Financial StatementsMarch 31, 2026 (unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of PL Growth and Income ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund commenced operations on December 9, 2025.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

“Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to the circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2026.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
PL Growth and Income ETF
Common Stocks(a)	$56,133,302	$56,133,302
Exchange-Traded Funds	3,852,460	3,852,460
Total Investment Securities	$59,985,762	$59,985,762
Other Financial Instruments(b)
Written Options Contracts	$(2,091,304)	$(2,091,304)
Total Investments	$57,894,458	$57,894,458

(a) See the Portfolio of Investments for industry classifications.

(b) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on the Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Options Contracts:

Purchased Options – The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The gross notional amount of purchased and written options outstanding as of March 31, 2026, and the monthly average notional amount for these contracts for the period ended March 31, 2026, were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Written Options Contracts:
PL Growth and Income ETF	$46,903	$25,847

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026:

Liabilities
Written Options, at Value
Equity Risk Exposure
PL Growth and Income ETF	$2,091,304

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended March 31, 2026:

	Net Realized Gains (Losses) from	Net Change in Unrealized Appreciation (Depreciation) on
	Written Options	Written Options
Equity Risk Exposure:
PL Growth and Income ETF	$(1,152,220)	$1,512,901

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 1.25% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through July 31, 2026, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor))) would not exceed 1.25%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

Retireful, LLC (“Sub-Advisor”) serves as the Fund’s sub-advisor. The Sub-Advisor is responsible for the trade execution management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive from the Advisor (not the Fund) on a monthly basis, an annual advisory fee equal to 0.15% of the Fund’s net assets.

At March 31, 2026, there was no commitment or contingent liability.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Fund paid a total of $101 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
PL Growth and Income ETF	$13,796,332	$14,443,321

Purchases and sales of in-kind transactions for the period ended March 31, 2026, were as follows:

	Purchases	Sales
PL Growth and Income ETF	$67,404,119	$5,391,025

There were no purchases or sales of U.S. government securities during the period ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe and an amount of cash. Investors purchasing and redeeming

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
PL Growth and Income ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

The Fund intends to qualify and continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Fund acts as the Fund’s chief operation decision marker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

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Notes to Financial Statements (continued)March 31, 2026 (unaudited)

(9) Recent Accounting Pronouncement

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

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Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (i) by calling 1-630-489-6581; (ii) on the Fund’s website at https://www.plgrowthincome.com; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

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Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Semi-Annual Financial Statements and Other Information | 24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

Approval of the Investment Advisory Agreement with Collaborative Fund Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 21, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and the Trust, with respect to PL Growth and Income ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between CFA and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted its familiarity with CFA as the investment adviser to other series in the Trust. The Board reviewed the business experience of each of the key persons that would service the Fund, noting the portfolio manager’s extensive history in the financial services industry. The Board noted the various services that CFA would provide for the Fund, including proprietary research on the assets held within the Fund as well as risk management services. The Board reviewed CFA’s practices for monitoring compliance, which included various uses of checklists. The Board further reviewed the specific duties CFA will delegate to the sub-adviser, including trading services and broker-dealer selection. The Board noted that CFA reported no compliance issues, SEC or regulatory examinations, or any material litigation or administrative actions in the past 36 months. The Board concluded that CFA had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Fees and Expenses. The Board discussed the proposed advisory fee of 0.75% and net expense ratio of 1.25% for the Fund. The Board noted that the advisory fee and net expense ratio for the Fund were below the averages of

Semi-Annual Financial Statements and Other Information | 25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited) (continued)

its peer group identified by CFA. The Board noted that CFA intended to have an expense limitation agreement in place with respect to the Fund. The Board considered the services to be provided by CFA, as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability. The Board discussed that CFA anticipated to earn a modest profit from its relationship with the Fund during the first two years. The Board determined that excessive profitability was not an issue for the Fund at this time.

Economies of Scale. The Board considered whether CFA would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that CFA was open to consider breakpoints as the Fund grew in assets under management.

Conclusion. Having requested and received such information from CFA as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

Approval of the Sub-Advisory Agreement between Collaborative Fund Advisors, LLC and Retireful, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 21, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and Retireful, LLC (“Retireful”), with respect to PL Growth and Income ETF (the “Fund”). In considering the approval of the sub-advisory agreement, the Board received materials specifically relating to the sub-advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the sub-advisory agreement between CFA and Retireful. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the sub-advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the sub-advisory agreement.

Semi-Annual Financial Statements and Other Information | 26

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited) (continued)

Nature, Extent and Quality of Services. The Board noted its familiarity with Retireful as the investment adviser and sub-adviser to other series in the Trust. The Board further noted Retireful’s relationship with the adviser, noting that it provided sub-advisory services to other series advised by the adviser. The Board reviewed the business experience of each of the key persons that would service the Fund. The Board noted that Retireful would provide trading services to the Fund. The Board acknowledged the adviser’s assertion that the trading of the Fund would involve less time and resources than other funds for which Retireful serves as the training sub-adviser. The Board reviewed Retireful’s practices for monitoring compliance with the Fund’s investment limitations and its broker-selection process. The Board noted that Retireful reported no compliance issues, SEC or regulatory examinations or any material litigation or administrative actions in the past 36 months. The Board concluded that Retireful had sufficient quality and depth of personnel and resources to perform its duties under the proposed sub-advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Fees and Expenses. The Board noted Retireful’s proposed sub-advisory fee of 0.10% of the Fund’s average daily net assets allocated to Retireful by the adviser. The Board noted that the proposed sub-advisory fee was below the fee provided by other accounts sub-advised by Retireful. The Board determined that Retireful’s sub-advisory fee for the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Retireful for the Fund and observed that Retireful expected to earn a reasonable profit for the first two years of the Fund’s operations. The Board determined that excessive profitability was not an issue for Retireful at this time.

Economies of Scale. The Board considered whether Retireful would expect realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that it was unlikely that Retireful was benefitting from any material economies of scale.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment sub-advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Financial Statements and Other Information

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Systematic Equity ETF (RSEE)

Rareview Total Return Bond ETF (RTRE)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 1

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
Closed-End Funds — 92.9%
240,034	Aberdeen Asia-Pacific Income Fund, Inc.	3,461,290
209,459	AllianceBernstein National Municipal Income Fund, Inc.	2,239,117
183,467	Allspring Multi-Sector Income Fund	1,653,038
202,115	BlackRock Core Bond Trust	1,851,373
307,199	BlackRock Corporate High Yield Fund, Inc.	2,617,336
367,912	BlackRock Credit Allocation Income Trust	3,715,911
159,882	BlackRock Income Trust, Inc.	1,689,953
147,763	BlackRock Multi-Sector Income Trust	1,849,993
71,327	BlackRock MuniHoldings California Quality Fund, Inc.	741,801
316,337	BlackRock MuniHoldings Fund, Inc.	3,568,281
228,114	BlackRock MuniYield Quality Fund III, Inc.	2,397,478
222,534	BlackRock MuniYield Quality Fund, Inc.	2,443,423
76,836	BlackRock Taxable Municipal Bond Trust	1,242,438
114,312	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	876,773
253,193	Brookfield Real Assets Income Fund, Inc.	3,256,062
132,703	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	2,650,079
65,472	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	1,226,945
76,095	DoubleLine Income Solutions Fund	824,109
168,388	DoubleLine Yield Opportunities Fund	2,343,961
228,407	Eaton Vance Municipal Bond Fund	2,231,536
91,917	First Trust Intermediate Duration Preferred & Income Fund	1,620,497
46,689	Invesco Municipal Trust	444,479
180,612	KKR Income Opportunities Fund	1,986,732
270,627	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,899,802
958,773	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,860,979
228,133	Neuberger Municipal Fund, Inc.	2,315,550
90,004	PIMCO Dynamic Income Strategy Fund	1,985,488
15,286	TCW Strategic Income Fund, Inc.	68,634
551,585	Templeton Emerging Markets Income Fund	3,315,026
286,804	Western Asset Emerging Markets Debt Fund, Inc.	2,816,415
691,641	Western Asset High Income Opportunity Fund, Inc.	2,510,657
149,758	Western Asset Managed Municipals Fund, Inc.	1,539,512
Total Closed-End Funds (Cost $69,977,153)		68,244,668

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 2

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 5.5%
89,588	Angel Oak Income ETF	1,861,003
22,106	Rareview Government Money Market ETF(a)	2,218,337
Total Exchange-Traded Funds (Cost $4,072,670)		4,079,340

Total Investments — 98.4% (Cost $74,049,823)		72,324,008
Net other assets (liabilities) — 1.6%		1,158,677
Net Assets — 100.0%		73,482,685

(a) Affiliated security

ETF — Exchange-Traded Fund

PIMCO — Pacific Investment Management Company

Futures Contracts

At March 31, 2026, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount (000)($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
3 Month SOFR Futures	600	12/15/26	144,616,272	144,502,500	(113,772)
					(113,772)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Rareview Tax Advantaged Income ETF

Shares		Fair Value ($)
Closed-End Funds — 99.1%
206,709	AllianceBernstein National Municipal Income Fund, Inc.	2,209,719
86,956	BlackRock MuniHoldings California Quality Fund, Inc.	904,342
270,820	BlackRock MuniHoldings Fund, Inc.	3,054,850
225,552	BlackRock MuniYield Quality Fund III, Inc.	2,370,551
214,994	BlackRock MuniYield Quality Fund, Inc.	2,360,634
208,370	Eaton Vance Municipal Bond Fund	2,035,775
46,976	Invesco Municipal Trust	447,212
228,093	Neuberger Municipal Fund, Inc.	2,315,144
10,767	NYLI MacKay DefinedTerm Muni Opportunities Fund	159,890
189,011	Western Asset Managed Municipals Fund, Inc.	1,943,033
Total Closed-End Funds (Cost $17,854,955)		17,801,150

Total Investments — 99.1% (Cost $17,854,955)		17,801,150
Net other assets (liabilities) — 0.9%		167,023
Net Assets — 100.0%		17,968,173

NYLI — New York life Investments

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Rareview Systematic Equity ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 171.1%
27,169	Invesco QQQ Trust Series 1(a)	15,681,403
210,275	Rareview Government Money Market ETF(b)(c)	21,101,096
315,371	Vanguard FTSE Developed Markets ETF(d)	20,208,974
149,297	Vanguard FTSE Emerging Markets ETF	8,069,503
46,294	Vanguard S&P 500 ETF(e)	27,662,980
30,926	Vanguard Small-Cap ETF	8,100,138
Total Exchange-Traded Funds (Cost $86,636,158)		100,824,094

Total Investments — 171.1% (Cost $86,636,158)		100,824,094
Net other assets (liabilities) — (71.1%)		(41,912,749)
Net Assets — 100.0%		58,911,345

(a) As of March 31, 2026, investment is 26.6% of the Fund’s net assets. See Note 8 in Notes to Financial Statements.

(b) As of March 31, 2026, investment is 35.8% of the Fund’s net assets. See Note 8 in Notes to Financial Statements.

(c) Affiliated security

(d) As of March 31, 2026, investment is 34.3% of the Fund’s net assets. See Note 8 in Notes to Financial Statements.

(e) As of March 31, 2026, investment is 47.0% of the Fund’s net assets. See Note 8 in Notes to Financial Statements.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Futures Contracts

At March 31, 2026, the Fund’s open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 Emini Futures	104	6/18/26	33,336,229	34,167,900	(831,671)
					(831,671)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Asset-Backed Securities — 1.0%
100,000	Aligned Data Centers Issuer LLC Series 2021-1A Class A2 1.94%, 08/15/2046	98,979
60,000	Carmax Auto Owner Trust Series 2022-3 Class C 4.98%, 02/15/2028	60,143
150,000	DataBank Issuer II LLC Series 2025-1A Class A2 5.18%, 09/27/2055	145,502
23,018	Dell Equipment Finance Trust Series 2023-3 Class A3 5.93%, 04/23/2029	23,086
77,500	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	78,031
215,000	Verizon Master Trust Series 2024-3 Class A1A 5.34%, 04/22/2030	217,835
Total Asset-Backed Securities (Cost $622,567)		623,576

Collateralized Mortgage Obligations — 7.1%
147,024	Angel Oak Mortgage Trust Series 2021-7 Class A1 1.98%, 10/25/2066	127,651
126,914	BRAVO Residential Funding Trust Series 2024-NQM4 Class A1A 4.35%, 01/25/2060	125,302
225,000	Chase Home Lending Mortgage Trust Series 2024-7 Class A7 6.00%, 06/25/2055	227,318
100,000	Chase Home Lending Mortgage Trust Series 2024-9 Class A7 5.50%, 09/25/2055	99,621
241,587	CIM Trust Series 2021-INV1 Class A29 2.50%, 07/01/2051	199,614
212,721	CITIGROUP MORTGAGE LOAN TRUST 2021-J1 Series 2021-J1 Class B3W 2.61%, 04/25/2051	174,995
11,823	COLT Mortgage Loan Trust Series 2020-2R Class A1 1.33%, 10/26/2065	11,229
88,572	COLT Mortgage Loan Trust Series 2021-HX1 Class A1 1.11%, 10/25/2066	76,465
66,278	Flagstar Mortgage Trust Series 2021-4 Class A5 2.50%, 06/01/2051(a)	59,307
111,832	GCAT Trust Series 2021-NQM5 Class A1 1.26%, 07/25/2066	93,562
93,478	GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A8 2.50%, 01/25/2052	83,854
237,420	JPMorgan Mortgage Trust Series 2017-2 Class B5 3.65%, 05/25/2047	213,451
93,410	JPMorgan Mortgage Trust Series 2018-6 Class B2 3.90%, 12/25/2048	87,207

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Collateralized Mortgage Obligations — 7.1% (continued)
81,613	JPMorgan Mortgage Trust Series 2019-INV1 Class B3 4.94%, 09/25/2049	79,071
362,216	JPMorgan Mortgage Trust Series 2020-2 Class B5 3.82%, 07/25/2050	321,069
178,419	JPMorgan Mortgage Trust Series 2021-4 Class A11 4.32%, 08/25/2051	165,043
250,294	JPMorgan Mortgage Trust Series 2021-10 Class A11 4.47%, 12/25/2051	234,580
235,126	JPMorgan Mortgage Trust Series 2024-INV1 Class A3 5.50%, 04/25/2055	234,241
103,340	Mello Mortgage Capital Acceptance Series 2021-INV2 Class A4 2.50%, 08/25/2051	92,603
131,905	New Residential Mortgage Loan Trust Series 2021-INV2 Class A11 4.62%, 09/25/2051	123,842
176,388	New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.64%, 01/25/2065	178,186
259,632	New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2 5.60%, 07/25/2065	259,571
88,315	New Residential Mortgage Loan Trust Series 2025-NQM5 Class A1 5.11%, 08/25/2065	88,008
245,446	PRKCM Trust Series 2021-AFC2 Class A1 2.07%, 11/25/2056	217,507
65,388	PRMI Securitization Trust Series 2021-1 Class A3B 2.00%, 04/25/2051	57,499
72,567	TRK Trust Series 2021-INV2 Class A1 1.97%, 11/25/2056	65,900
227,174	Wells Fargo Mortgage Backed Securities Trust Series 2021-1 Class B2 2.70%, 12/25/2050	195,527
76,491	Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A1 2.50%, 12/25/2050	63,678
112,513	Wells Fargo Mortgage Backed Securities Trust Series 2021-2 Class A3 2.50%, 06/25/2051(a)	100,736
68,226	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A4 2.50%, 09/25/2051	61,443
87,933	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A17 3.00%, 09/25/2051	75,434

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Collateralized Mortgage Obligations — 7.1% (continued)
74,164	Wells Fargo Mortgage Backed Securities Trust Series 2022-2 Class A2 2.50%, 12/25/2051	61,698
74,650	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A2 3.00%, 03/25/2052	64,834
121,899	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A4 3.00%, 03/25/2052	111,243
Total Collateralized Mortgage Obligations (Cost $4,425,460)		4,431,289

Collateralized Mortgage-Backed Securities — 6.8%
300,000	BANK 2019-BNK18 Series 2019-BN18 Class B 3.98%, 05/15/2062	263,528
100,000	BANK 2019-BNK22 Series 2019-BN22 Class A4 2.98%, 11/15/2062	94,474
140,000	BANK 2019-BNK22 Series 2019-BN22 Class B 3.41%, 11/15/2062	123,091
165,000	BANK 2019-BNK24 Series 2019-BN24 Class B 3.45%, 11/15/2062	151,122
50,000	BANK 2024-BNK47 Series 2024-BNK47 Class C 6.61%, 06/15/2057	50,558
260,000	BANK5 2023-5YR1 Series 2023-5YR1 Class D 4.00%, 04/15/2056	234,137
55,954	BANK5 2023-5YR1 Series 2023-5YR1 Class A2 5.78%, 04/15/2056	56,670
121,000	BANK5 2024-5YR10 Series 2024-5YR10 Class B 6.14%, 10/15/2057	123,834
250,000	BANK5 2025-5YR14 Series 2025-5YR14 Class C 6.46%, 04/15/2058	253,783
200,000	BANK5 Trust 2025-5YR13 Series 2025-5YR13 Class A2 5.03%, 01/15/2058	201,910
140,386	BBCMS Mortgage Trust Series 2024-C24 Class A1 5.23%, 02/15/2057	141,141
198,711	BBCMS Mortgage Trust Series 2024-5C29 Class A2 4.74%, 09/15/2057	199,400
100,000	Benchmark Mortgage Trust Series 2024-V6 Class AS 6.38%, 03/15/2027	103,409
65,000	Benchmark Mortgage Trust Series 2020-B20 Class B 2.53%, 10/15/2053	52,569

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Collateralized Mortgage-Backed Securities — 6.8% (continued)
127,000	Benchmark Mortgage Trust Series 2024-V7 Class A3 6.23%, 05/15/2056	132,343
100,000	Benchmark Mortgage Trust Series 2024-V7 Class AS 6.53%, 05/15/2056	104,085
240,000	Benchmark Mortgage Trust Series 2024-V5 Class B 6.06%, 01/10/2057	243,623
100,000	BMO Mortgage Trust Series 2024-C9 Class A2 6.54%, 07/15/2057	103,801
71,082	CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3 3.28%, 11/15/2050	69,743
135,000	CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.42%, 11/15/2051	134,538
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series KG02 Class A2 2.41%, 08/25/2029	94,724
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series K-158 Class A2 4.05%, 07/25/2033	97,365
5,507	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 3.67%, 11/15/2047	5,445
145,000	MED Commercial Mortgage Trust Series 2024-MOB Class A 5.26%, 05/15/2041	143,827
100,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A4 4.07%, 03/15/2052	98,578
220,000	Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A2 5.45%, 07/15/2057	223,485
320,000	Wells Fargo Commercial Mortgage Trust Series 2024-C63 Class A5 5.31%, 08/15/2057	326,628
175,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	183,102
200,000	Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3 5.03%, 03/15/2059	201,964
Total Collateralized Mortgage-Backed Securities (Cost $4,228,733)		4,212,877

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Corporate Bonds — 22.4%
488,000	Appalachian Power Co. 5.65%, 04/01/2034	502,111
156,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030	146,425
495,000	Bank of America Corp. 5.47%, 01/23/2035	505,295
150,000	Beazer Homes USA, Inc. 7.50%, 03/15/2031	147,351
476,000	Boeing Co. (The) 6.13%, 02/15/2033	506,078
499,000	Boston Properties, LP 5.75%, 01/15/2035	496,261
500,000	Citigroup, Inc. 4.91%, 05/24/2033	497,736
140,000	Comstock Resources, Inc. 6.75%, 03/01/2029	138,185
161,000	CoreWeave, Inc. 9.25%, 06/01/2030	156,437
487,000	Dell International LLC/EMC Corp. 5.40%, 04/15/2034	491,384
112,000	Directv Financing LLC 8.88%, 02/01/2030	111,478
503,000	EQT Corp. 5.75%, 02/01/2034	518,559
477,000	General Motors Financial Co., Inc. 6.10%, 01/07/2034	495,486
555,000	Goldman Sachs Group, Inc. (The) 4.41%, 04/23/2039	497,046
600,000	GXO Logistics, Inc. 2.65%, 07/15/2031	534,065
479,000	HCA, Inc. 5.60%, 04/01/2034	489,176
440,000	Intel Corp. 5.15%, 02/21/2034	438,796
476,000	Interstate Power and Light Co. 5.70%, 10/15/2033	495,265
692,000	JPMorgan Chase & Co. 3.11%, 04/22/2041	527,707
499,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	502,844
113,000	Kraken Oil & Gas Partners LLC 7.63%, 08/15/2029	115,392
493,000	Morgan Stanley 5.47%, 01/18/2035	501,146
505,000	Oracle Corp. 5.20%, 09/26/2035	473,687
476,000	Ovintiv, Inc. 6.25%, 07/15/2033	502,239
470,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	505,166
487,000	Philip Morris International, Inc. 5.25%, 02/13/2034	495,913
540,000	Pilgrim’s Pride Corp. 4.25%, 04/15/2031	515,817
150,000	Rithm Capital Corp. 8.00%, 04/01/2029	147,365
266,000	Salesforce, Inc. 5.20%, 03/15/2033	265,546
489,000	State Street Corp. 5.16%, 05/18/2034	495,115
478,000	Tyson Foods, Inc. 5.70%, 03/15/2034	494,831
479,000	U.S. Bancorp 5.68%, 01/23/2035	494,740

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 10

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Corporate Bonds — 22.4% (continued)
118,000	Univision Communications, Inc. 7.38%, 06/30/2030	115,631
126,000	Venture Global LNG, Inc. 8.13%, 06/01/2028	128,863
490,000	Wells Fargo & Co. 5.61%, 01/15/2044	468,880
Total Corporate Bonds (Cost $13,934,629)		13,918,016

Exchange-Traded Funds — 15.4%
26,688	First Trust Emerging Markets Local Currency Bond ETF	766,930
19,699	iShares J.P. Morgan EM High Yield Bond ETF	775,747
213,852	Rareview Dynamic Fixed Income ETF(b)	4,929,909
10,914	Rareview Government Money Market ETF(b)	1,095,220
30,354	Vanguard Extended Duration Treasury ETF	1,971,492
Total Exchange-Traded Funds (Cost $9,880,007)		9,539,298

Municipal Bonds — 0.8%
30,000	City of Dallas (GO) 5.61%, 02/15/2030	31,082
95,000	County of Miami-Dade FL Transit System (RB) 5.53%, 07/01/2032	96,462
100,000	Metropolitan Transportation Authority (RB) 6.65%, 11/15/2039	106,155
65,000	New York City Municipal Water Finance Authority (RB) 5.88%, 06/15/2044	65,398
85,000	State of California (GO) 7.55%, 04/01/2039	100,901
104,706	State of Illinois (GO) 5.10%, 06/01/2033	106,654
Total Municipal Bonds (Cost $508,949)		506,652

Preferred Stocks — 0.4%
Financials — 0.2%
4,922	Rithm Capital Corp.	119,753
Utilities — 0.2%
7,064	Brookfield Infrastructure Partners, LP	112,176
Total Preferred Stocks (Cost $239,662)		231,929

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 11

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Treasury Notes — 13.2%
959,000	United States Treasury Note/Bond 3.38%, 12/31/2027	951,620
383,000	United States Treasury Note/Bond 3.50%, 12/15/2028	379,828
2,595,000	United States Treasury Note/Bond 3.63%, 12/31/2030	2,559,725
1,850,000	United States Treasury Note/Bond 3.88%, 12/31/2032	1,823,189
1,985,000	United States Treasury Note/Bond 4.00%, 11/15/2035	1,936,306
575,000	United States Treasury Note/Bond 4.25%, 02/15/2054	515,074
Total Treasury Notes (Cost $8,266,837)		8,165,742

U.S. Government Agency Mortgages — 31.8%
130,000	Federal Farm Credit Banks Funding Corp. 5.43%, 12/01/2045	128,730
100,000	Federal Home Loan Banks 5.35%, 09/25/2040	99,110
169,326	Federal Home Loan Mortgage Corporation 4.00%, 01/01/2040	165,462
152,180	Federal Home Loan Mortgage Corporation 3.00%, 02/01/2050	139,182
332,611	Federal Home Loan Mortgage Corporation 2.50%, 09/01/2051	279,937
392,392	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2051	330,251
635,254	Federal Home Loan Mortgage Corporation 2.00%, 01/01/2052	514,326
116,805	Federal Home Loan Mortgage Corporation 2.50%, 02/01/2052	98,882
879,631	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	743,156
454,368	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	384,933
385,118	Federal Home Loan Mortgage Corporation 2.50%, 05/01/2052	331,232
482,727	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	424,960
884,776	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	778,899

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 12

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
U.S. Government Agency Mortgages — 31.8% (continued)
76,624	Federal Home Loan Mortgage Corporation 4.00%, 06/01/2052	72,477
814,368	Federal Home Loan Mortgage Corporation 3.00%, 06/01/2052	716,917
290,602	Federal Home Loan Mortgage Corporation 3.50%, 06/01/2052	266,746
723,703	Federal Home Loan Mortgage Corporation 4.00%, 08/01/2052	684,320
394,118	Federal Home Loan Mortgage Corporation 2.50%, 08/01/2052	333,276
741,036	Federal Home Loan Mortgage Corporation 3.50%, 08/01/2052	680,165
794,306	Federal Home Loan Mortgage Corporation 3.00%, 09/01/2052	699,150
644,624	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2052	543,740
768,708	Federal Home Loan Mortgage Corporation 3.50%, 01/01/2055	705,368
552,984	Federal National Mortgage Association 2.50%, 09/01/2051	465,407
82,753	Federal National Mortgage Association 2.50%, 12/01/2051	69,647
420,678	Federal National Mortgage Association 2.50%, 01/01/2052	354,052
223,859	Federal National Mortgage Association 2.00%, 03/01/2052	180,435
799,686	Federal National Mortgage Association 2.50%, 04/01/2052	675,488
146,816	Federal National Mortgage Association 3.00%, 04/01/2052	130,459
817,920	Federal National Mortgage Association 3.00%, 04/01/2052	719,311
453,896	Federal National Mortgage Association 2.50%, 04/01/2052	382,654
200,559	Federal National Mortgage Association 2.50%, 05/01/2052	168,794
413,387	Federal National Mortgage Association 2.50%, 06/01/2052	349,832

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 13

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
U.S. Government Agency Mortgages — 31.8% (continued)
681,551	Federal National Mortgage Association 4.00%, 06/01/2052	645,959
441,735	Federal National Mortgage Association 2.50%, 06/01/2052	373,979
918,523	Federal National Mortgage Association 3.00%, 06/01/2052	808,797
41,005	Federal National Mortgage Association 3.00%, 06/01/2052	36,061
807,996	Federal National Mortgage Association 3.50%, 07/01/2052	741,669
148,416	Federal National Mortgage Association 4.00%, 08/01/2052	140,125
480,896	Federal National Mortgage Association 3.00%, 10/01/2052	423,166
797,857	Federal National Mortgage Association 3.50%, 10/01/2052	732,236
198,511	Federal National Mortgage Association 4.00%, 03/01/2053	187,719
741,662	Federal National Mortgage Association 3.50%, 04/01/2053	680,551
802,615	Federal National Mortgage Association 3.50%, 11/01/2054	736,481
397,313	Federal National Mortgage Association 4.00%, 03/01/2055	375,072
379,206	Federal National Mortgage Association 4.00%, 07/01/2055	357,978
476,000	Federal National Mortgage Association 4.50%, TBA	459,343
346,000	Federal National Mortgage Association 5.00%, TBA	341,200
Total U.S. Government Agency Mortgages (Cost $19,607,325)		19,657,634

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 14

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Yankee Dollars — 0.8%
228,000	ArcelorMittal SA 6.80%, 11/29/2032	251,649
199,000	Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 5.00%, 06/15/2029	188,810
74,900	Transocean International, Ltd. 8.75%, 02/15/2030	77,910
Total Yankee Dollars (Cost $508,938)		518,369

Total Investments — 99.7% (Cost $62,223,107)		61,805,382
Net other assets (liabilities) — 0.3%		193,600
Net Assets — 100.0%		61,998,982

(a) Security which is restricted to resale. The Fund’s investment advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2026 was $160,043 which represented 0.26% of the net assets of the Fund.

(b) Affiliated security

ETF — Exchange-Traded Fund

GO — General Obligation

LP — Limited Partnership

RB — Revenue Bond

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 15

Statements of Assets and LiabilitiesMarch 31, 2026 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $74,049,823 and $17,854,955)	$72,324,008	$17,801,150
Cash	644,502	72,144
Deposits at brokers for derivative contracts	343,034	66,218
Dividends and interest receivable	267,120	56,235
Prepaid expenses and other assets	2,995	449
Total Assets	73,581,659	17,996,196
Liabilities:
Payable due to Advisor	4,424	—
Accrued expenses:
Advisory	60,784	144
Administration	10,047	2,639
Compliance services	361	361
Custodian	—	35
Fund accounting	10,697	10,658
Legal and audit	9,742	10,800
Printing	427	2,587
Trustee	1,990	796
Other	502	3
Total Liabilities	98,974	28,023
Net Assets	$73,482,685	$17,968,173
Net Assets consist of:
Paid-in Capital	$83,407,745	$22,975,237
Total Distributable Earnings (Loss)	(9,925,060)	(5,007,064)
Net Assets	$73,482,685	$17,968,173

Net Assets:	$73,482,685	$17,968,173
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	3,190,000	865,000
Net Asset Value (offering and redemption price per share):	$23.04	$20.77

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 16

Statements of Assets and Liabilities (continued)March 31, 2026 (Unaudited)

	Rareview Systematic Equity ETF	Rareview Total Return Bond ETF
Assets:
Investments, at value (Cost $86,636,158 and $55,999,972)	$100,824,094	$55,780,253
Affiliated Investments, at value (Cost $— and $6,223,135)	—	6,025,129
Cash	168,911	624,834
Dividends and interest receivable	64,482	401,768
Prepaid expenses and other assets	1,554	9,156
Total Assets	101,059,041	62,841,140
Liabilities:
Payable for investments purchased	—	809,109
Due to broker	40,983,236	—
Variation margin payable on derivatives	949,000	—
Accrued expenses:
Advisory	43,784	6,629
Administration	8,497	8,610
Compliance services	361	361
Custodian	346	—
Fund accounting	10,637	5,407
Interest	145,998	—
Legal and audit	1,504	8,956
Printing	1,821	2,282
Trustee	2,387	543
Other	125	261
Total Liabilities	42,147,696	842,158
Net Assets	$58,911,345	$61,998,982
Net Assets consist of:
Paid-in Capital	$51,063,073	$62,292,360
Total Distributable Earnings (Loss)	7,848,272	(293,378)
Net Assets	$58,911,345	$61,998,982

Net Assets:	$58,911,345	$61,998,982
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,805,000	2,480,000
Net Asset Value (offering and redemption price per share):	$32.64	$25.00

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 17

Statements of OperationsFor the six months ended
March 31, 2026 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$2,909,620	$564,866
Interest income	11,675	471
Total Investment Income	2,921,295	565,337
Expenses:
Advisory	308,987	67,834
Administration	52,074	15,376
Compliance services	4,861	4,861
Custodian	2,008	612
Fund accounting	52,660	52,509
Index receipt agent fee	6,228	6,228
Legal and audit	18,601	17,535
Listing Fee	6,000	—
Printing	9,476	3,994
Recoupment of prior expenses reimbursed by Advisor	11,127	—
Treasurer	2,250	900
Trustee	3,989	1,596
Other	34	5,044
Total Expenses before fee reductions	478,295	176,489
Expenses contractually waived and/or reimbursed by the Advisor	—	(63,448)
Total Net Expenses	478,295	113,041
Net Investment Income (Loss)	2,443,000	452,296
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	267,083	(164,727)
Net realized gains (losses) from in-kind transactions	238,364	14,268
Net realized gains (losses) from futures transactions	75,270	—
Net realized gains (losses) from written options transactions	(247,835)	39,271
Change in unrealized appreciation (depreciation) on investments	(4,331,758)	(437,534)
Change in unrealized appreciation (depreciation) on futures	(118,341)	—
Change in unrealized appreciation (depreciation) on written options	313,893	—
Net Realized and Unrealized Gains (Losses):	(3,803,324)	(548,722)
Change in Net Assets Resulting From Operations	$(1,360,324)	$(96,426)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 18

Statements of Operations (continued)For the six months ended
March 31, 2026 (Unaudited)

	Rareview Systematic Equity ETF	Rareview Total Return Bond ETF
Investment Income:
Dividend income	$1,061,184	$82,033
Affiliated dividend income	—	164,914
Interest income	—	1,006,131
Total Investment Income	1,061,184	1,253,078
Expenses:
Advisory	325,368	168,776
Administration	48,890	42,232
Compliance services	4,861	4,861
Custodian	719	976
Fund accounting	52,474	45,511
Index receipt agent fee	6,228	6,228
Interest	864,167	—
Legal and audit	11,581	17,902
Printing	4,063	4,090
Treasurer	2,250	1,500
Trustee	4,787	2,543
Other	6,171	5,087
Total Expenses before fee reductions	1,331,559	299,706
Expenses contractually waived and/or reimbursed by the Advisor	(68,088)	(130,529)
Total Net Expenses	1,263,471	169,177
Net Investment Income (Loss)	(202,287)	1,083,901
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(47,218)	7,077
Net realized gains (losses) from in-kind transactions	725,534	—
Change in unrealized appreciation (depreciation) on investments	(708,482)	(771,726)
Change in unrealized appreciation (depreciation) on affiliated funds	—	(241,015)
Change in unrealized appreciation (depreciation) on futures	(831,671)	—
Net Realized and Unrealized Gains (Losses):	(861,837)	(1,005,664)
Change in Net Assets Resulting From Operations	$(1,064,124)	$78,237

Semi-Annual Financial Statements and Other Information | 19

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$2,443,000	$2,994,515	$452,296	$818,136
Net realized gains (losses) from investment, in-kind, futures, and written options transactions	332,882	907,597	(111,188)	(297,821)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	(4,136,206)	(1,279,775)	(437,534)	(689,840)
Change in net assets resulting from operations	(1,360,324)	2,622,337	(96,426)	(169,525)
Distributions to Shareholders From:
Earnings	(2,545,642)	(3,880,973)	(451,619)	(1,113,252)
Return of Capital	—	(560,469)	—	(3,604)
Change in net assets from distributions	(2,545,642)	(4,441,442)	(451,619)	(1,116,856)
Capital Transactions:
Proceeds from shares issued	22,196,354	13,892,211	648,043	806,893
Cost of shares redeemed	(3,374,118)	(7,621,686)	(215,774)	(2,462,449)
Change in net assets from capital transactions	18,822,236	6,270,525	432,269	(1,655,556)
Change in net assets	14,916,270	4,451,420	(115,776)	(2,941,937)
Net Assets:
Beginning of period	58,566,415	54,114,995	18,083,949	21,025,886
End of period	$73,482,685	$58,566,415	$17,968,173	$18,083,949
Share Transactions:
Issued	920,000	580,000	30,000	40,000
Redeemed	(140,000)	(330,000)	(10,000)	(120,000)
Change in shares	780,000	250,000	20,000	(80,000)

Semi-Annual Financial Statements and Other Information | 20

Statements of Changes in Net Assets (continued)

	Rareview Systematic Equity ETF		Rareview Total Return Bond ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$(202,287)	$50,908	$1,083,901	$1,447,731
Net realized gains (losses) from investment and in-kind transactions	678,316	546,023	7,077	(65,167)
Change in unrealized appreciation (depreciation) on investments, affiliated funds, and futures	(1,540,153)	6,076,662	(1,012,741)	(108,462)
Change in net assets resulting from operations	(1,064,124)	6,673,593	78,237	1,274,102
Distributions to Shareholders From:
Earnings	—	(4,812,249)	(1,080,599)	(1,515,287)
Change in net assets from distributions	—	(4,812,249)	(1,080,599)	(1,515,287)
Capital Transactions:
Proceeds from shares issued	3,872,368	8,873,220	23,110,037	15,864,348
Cost of shares redeemed	(1,654,566)	(12,575,871)	—	—
Change in net assets from capital transactions	2,217,802	(3,702,651)	23,110,037	15,864,348
Change in net assets	1,153,678	(1,841,307)	22,107,675	15,623,163
Net Assets:
Beginning of period	57,757,667	59,598,974	39,891,307	24,268,144
End of period	$58,911,345	$57,757,667	$61,998,982	$39,891,307
Share Transactions:
Issued	110,000	300,000	910,000	640,000
Redeemed	(50,000)	(450,000)	—	—
Change in shares	60,000	(150,000)	910,000	640,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 21

Rareview Systematic Equity ETF
Cash Flows from Operating Activities:
Net increase in net assets from operations	$(1,064,124)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(63,687,145)
Proceeds from disposition of investments	52,892,833
Net realized losses from investment transactions	47,218
Net realized gains from in-kind transactions	(725,534)
Change in unrealized (appreciation) on investments	708,482
(Increase) decrease in assets:
Interest & Dividend Receivable	51,563
Prepaid expenses	(147)
Increase (decrease) in assets and liabilities:
Change in deposits at broker/due to broker	8,012,808
Payments for futures contracts transactions	949,000
Accounts payable and accrued expenses	(1,919)
Net cash used in operating activities	(2,816,965)
Cash Flows from Financing Activities:
Proceeds from shares issued - cash component	1,498,496
Cost of shares redeemed - cash component	987,602
Net cash provided by financing activities	2,486,098
Net change in cash	(330,867)
Cash at beginning of period	499,778
Cash at end of period	$168,911
Supplemental Disclosure for Non-Cash Operating Activities:
Purchases of investment securities in-kind	$(2,373,872)
Sales of investment securities in-kind	2,642,168
Supplemental Disclosure for Non-Cash Financing Activities:
Proceeds from shares sold in-kind	$2,373,872
Payment on shares redeemed in-kind	(2,642,168)

Statement of Cash FlowsFor the six months ended
March 31, 2026 (Unaudited)

Semi-Annual Financial Statements and Other Information | 22

Financial Highlights

Rareview Dynamic Fixed Income ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$24.30	$25.05	$21.07	$21.93	$29.46	$25.00

Net Investment Income (Loss)	0.91 (b)	1.31 (b)	1.18 (b)	1.06 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	(1.20)	(0.11)	4.70	(0.44)	(6.54)	4.32
Total from Investment Activities	(0.29)	1.20	5.88	0.62	(5.61)	5.53

Distributions from Net Investment Income	(0.97)	(1.70)	(1.69)	(1.35)	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	—	—	—	—	(0.65)	—
Return of Capital	—	(0.25)	(0.21)	(0.13)	(0.01)	—
Total Distributions	(0.97)	(1.95)	(1.90)	(1.48)	(1.92)	(1.07)
Net Asset Value, End of Period	$23.04	$24.30	$25.05	$21.07	$21.93	$29.46
Net Assets at End of Period (000’s)	$73,483	$58,566	$54,115	$36,449	$38,934	$67,764

Total Return at NAV(c)(d)	(1.31)%	5.24%	29.33%	2.59%	(20.10)%	22.35%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.50%	1.50%	1.50%	1.50%	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.50%	1.50%	1.55%	1.52%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	7.66%	5.53%	5.17%	4.75%	3.57%	5.11%
Portfolio Turnover(d)(i)	60%	153%	151%	128%	132%	74%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 23

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023		Year ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$21.40	$22.73	$18.11	$19.66		$27.93	$25.00

Net Investment Income (Loss)	0.53 (b)	0.92 (b)	0.91 (b)	0.65	(b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	(0.63)	(0.99)	4.63	(1.54)		(7.72)	2.88
Total from Investment Activities	(0.10)	(0.07)	5.54	(0.89)		(6.94)	3.60

Distributions from Net Investment Income	(0.53)	(1.26)	(0.92)	(0.66)		(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	—	—	—	—		(0.57)	—
Return of Capital	—	— (c)	—	—		—	—
Total Distributions	(0.53)	(1.26)	(0.92)	(0.66)		(1.33)	(0.67)
Capital Shares Transaction Fees (See Note 5 in Notes to Financial Statements)	—	—	—	—(c)		—	—
Net Asset Value, End of Period	$20.77	$21.40	$22.73	$18.11		$19.66	$27.93
Net Assets at End of Period (000’s)	$17,968	$18,084	$21,026	$18,924		$15,731	$19,552

Total Return at NAV(d)(e)	(0.49)%	(0.12)%	31.20%	(4.84)%		(25.86)%	14.49%
Ratio of Net Expenses to Average Net Assets(f)(g)	1.25%	1.25%	1.25%	1.25%		1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.95%	1.90%	1.67%	1.64%		1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	5.00%	4.37%	4.37%	3.23%		3.20%	2.94%
Portfolio Turnover(e)(j)	46%	51%	37%	31	%(k)	65%	78%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Less than $0.005

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions

(k) Portfolio Turnover decreased significantly this year as the variance of municipal bond closed-end funds discount- to-NAV and yield differentials were very low, so therefore tactical rotation for discount-to-NAV capture was less opportunistic during the period.

Semi-Annual Financial Statements and Other Information | 24

Financial Highlights (continued)

Rareview Systematic Equity ETF	Six months ended March 31, 2026 (Unaudited)		Year ended September 30, 2025		Year ended September 30, 2024	Year ended September 30, 2023		January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$33.10		$31.45		$24.76	$24.54		$25.00

Net Investment Income (Loss)(b)	(0.12)		0.03		0.34	0.21		0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.34)		4.09		6.68 (c)	0.55		(0.57	)(c)
Total from Investment Activities	(0.46)		4.12		7.02	0.76		(0.46)

Distributions from Net Investment Income	—		(0.20)		(0.33)	(0.12)		—
Distributions from Net Realized Gains on Investments	—		(2.27)		—	(0.42)		—
Total Distributions	—		(2.47)		(0.33)	(0.54)		—
Net Asset Value, End of Period	$32.64		$33.10		$31.45	$24.76		$24.54
Net Assets at End of Period (000’s)	$58,911		$57,758		$59,599	$34,545		$25,152
Total Return at NAV(d)(e)	(1.39)%		13.99%		28.51%	3.20%		(1.85)%
Ratio of Net Expenses to Average Net Assets(f)(g)	4.27	%(m)	2.66	%(m)	1.35%	1.23	%(h)	0.97	%(h)
Ratio of Gross Expenses to Average Net Assets(f)(g)(i)	4.50	%(m)	2.92	%(m)	1.61%	1.51	%(j)	1.69	%(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	(0.68)%		0.09%		1.24%	0.82%		0.66%
Portfolio Turnover(e)(l)	54%		126%		126%	124%		237%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) Annualized for periods less than one year

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(k) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l) Excludes the impact of in-kind transactions

(m) The ratio of net expenses to average net assets and ratio of gross expenses to average net assets include 2.92% and 1.31% for March 31, 2026 and September 30, 2025, respectively, of interest expense related to collateral activity.

Semi-Annual Financial Statements and Other Information | 25

Financial Highlights (continued)

Rareview Total Return Bond ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025		May 31, 2024(a) through September 30, 2024
Net Asset Value, Beginning of Period	$25.41	$26.09		$25.00

Net Investment Income (Loss)(b)	0.54	1.07		0.35
Net Realized and Unrealized Gains (Losses) on Investments	(0.38)	(0.54)		0.94
Total from Investment Activities	0.16	0.53		1.29

Distributions from Net Investment Income	(0.57)	(1.04)		(0.21)
Distributions from Net Realized Gains on Investments	—	(0.17)		—
Total Distributions	(0.57)	(1.21)		(0.21)
Capital Shares Transaction Fees (See Note 5 in Notes to Financial Statements)	—	—		0.01
Net Asset Value, End of Period	$25.00	$25.41		$26.09
Net Assets at End of Period (000’s)	$61,999	$39,891		$24,268

Total Return at NAV(c)(d)	0.63%	2.18%		5.23%
Ratio of Net Expenses to Average Net Assets(e)(f)	0.67%	0.64	%(j)	0.67%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.19%	1.27%		1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	4.29%	4.31%		4.06%
Portfolio Turnover(d)(i)	25%	132%		39%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year

(e) Annualized for periods less than one year

(f) Excludes expenses of the investment companies in which the Fund invests

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions

(j) Certain affiliated fund fees were waived voluntarily. If such waivers had not occurred, the ratio would have been higher.

Semi-Annual Financial Statements and Other Information | 26

Notes to Financial StatementsMarch 31, 2026 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Systematic Equity ETF, and Review Total Return Bond ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Rareview Systematic Equity ETF is a commodity pool under the U.S. Commodity Exchange Act and its investment advisor, Rareview Capital, LLC (the “Advisor”), is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds included herein are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Funds based on performance measurements.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, or multiples thereof, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the Advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including, but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy. If an option is not traded on the valuation date, exchange-traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of March 31, 2026.

The following table provides the fair value measurement as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for each Fund:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Closed-End Funds	$68,244,668	$—	$68,244,668
Exchange-Traded Funds	$4,079,340	—	4,079,340
Total Investment Securities	72,324,008	—	72,324,008
Other Financial Instruments(a)
Futures Contracts	(113,772)	—	(113,772)
Total Investments	$72,210,236	$—	$72,210,236

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

	Level 1	Level 2	Total Investments
Rareview Tax Advantaged Income ETF
Closed-End Funds	$17,801,150	$—	$17,801,150
Total Investments	$17,801,150	—	$17,801,150

	Level 1	Level 2	Total Investments
Rareview Systematic Equity ETF
Exchange-Traded Funds	$100,824,094	$—	$100,824,094
Total Investment Securities	100,824,094	—	100,824,094
Other Financial Instruments(a)
Futures Contracts	(831,671)	—	(831,671)
Total Investments	$99,992,423	$—	$99,992,423

	Level 1	Level 2	Total Investments
Rareview Total Return Bond ETF
Asset-Backed Securities	$—	$623,576	$623,576
Collateralized Mortgage Obligations	—	4,431,289	4,431,289
Collateralized Mortgage-Backed Securities	—	4,212,877	4,212,877
Corporate Bonds	—	13,918,016	13,918,016
Exchange-Traded Funds	9,539,298	—	9,539,298
Municipal Bonds	—	506,652	506,652
Preferred Stocks	231,929	—	231,929
Treasury Notes	—	8,165,742	8,165,742
U.S. Government Agency Mortgages	—	19,657,634	19,657,634
Yankee Dollars	—	518,369	518,369
Total Investments	$9,771,227	$52,034,155	$61,805,382

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Funds.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF and Rareview Total Return Bond ETF intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of their portfolio securities.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of March 31, 2026.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

contract. The gross notional amount of futures contracts outstanding as of March 31, 2026, and the monthly average notional amount for these contracts for the period ended March 31, 2026, were as follows:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$144,503	$—	$25,183	$—
Rareview Tax Advantaged Income ETF	—	—	—	—
Rareview Systematic Equity ETF	—	34,168	—	5,695

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2026, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of March 31, 2026, and the monthly average notional amount for these contracts for the period ended March 31, 2026, were as follows:

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Rareview Dynamic Fixed Income ETF	$—	$367,757
Rareview Tax Advantaged Income ETF	—	38,725
Written Options:
Rareview Dynamic Fixed Income ETF	$—	$368,707
Rareview Tax Advantaged Income ETF	—	38,3825

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026:

Liabilities
Unrealized Depreciation on Futures Contracts(a)
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$—
Equity Risk Exposure:
Rareview Dynamic Fixed Income ETF	—
Rareview Systematic Equity ETF	831,671
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	113,772
Rareview Systematic Equity ETF	—

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2026:

	Net Realized Gains (Losses) from			Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Purchased Options(a)	Written Options	Futures Contracts	Purchased Options(b)	Written Options
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$90,634	$—	$—	$4,569	$—	$—
Equity Risk Exposure:
Rareview Dynamic Fixed Income ETF	(15,351)	—	—	—	—	—
Rareview Systematic Equity ETF	—	—	—	(831,671)	—	—
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	(13)	(416,131)	(247,835)	(113,772)	(62,402)	313,893
Rareview Tax Advantaged Income ETF	—	(91,478)	39,271	—	35,750	—

(a) These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Systematic Equity ETF	1.10%
Rareview Total Return Bond ETF	0.67%

GST Management, LLC dba RegimePilot (“GST”) serves as the sub-advisor for Rareview Systematic Equity ETF. GST is responsible for the trade execution management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement between the Advisor and GST, GST is entitled to receive from the Advisor (not the Fund), 50% of the net management fees of the Advisor.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”) as identified below.

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Systematic Equity ETF	1.35%
Rareview Total Return Bond ETF	0.67%

The Expense Cap for the Funds will remain in effect through at least January 31, 2027. Each Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap is available in the “Management of the Fund” section of the Funds’ prospectus.

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of March 31, 2026, the Advisor may recoup amounts from the Funds as follows:

	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Waived/ Reimbursed FY 2025 Expires 09/30/2028	Waived/ Reimbursed FY 2026 Expires 09/30/2029	Total
Rareview Dynamic Fixed Income ETF	$—	$8,888	$2,317	$—	$11,205
Rareview Tax Advantaged Income ETF	78,585	82,329	122,099	63,448	346,461
Rareview Systematic Equity ETF	102,421	116,244	151,298	68,088	438,051
Rareview Total Return Bond ETF(a)	—	66,785	201,899	130,529	399,213

(a) The Advisor has voluntarily agreed to waive the amount of the management fee associated with Rareview Total Return Bond ETF’s affiliated investment in Rareview Dynamic Fixed Income ETF. This amount is shown as “Expenses voluntarily waived by the Advisor” on the Statements of Operations and cannot be recouped by the Advisor in future years.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Affiliated Transactions:

At March 31, 2026, the following investments are noted as Affiliated Securities in Rareview Total Return Bond ETF’s Portfolio of Investments:

	Balance at September 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at March 31, 2026	Shares as of March 31, 2026	Dividend Income	Capital Gains Distributions
Rareview Dynamic Fixed Income ETF	$3,200,896	$1,972,654	$—	$—	$(243,641)	$4,929,909	213,852	$157,354	$—
Rareview Government Money Market	—	1,092,594	—	—	2,626	1,095,220	10,914	7,560	—
Total	$3,200,896	$3,065,248	$—	$—	$(241,015)	$6,025,129	224,766	$164,914	$—

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Funds paid a total of $6,900 to the Treasurer.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$41,018,338	$38,059,827
Rareview Tax Advantaged Income ETF	8,352,604	8,192,429
Rareview Systematic Equity ETF	63,687,145	52,892,833
Rareview Total Return Bond ETF	35,995,314	12,513,457

Purchases and sales of in-kind transactions for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$19,432,638	$3,292,394
Rareview Tax Advantaged Income ETF	639,677	213,565
Rareview Systematic Equity ETF	2,373,872	2,642,168

Purchases and sales of long-term U.S. government securities for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Rareview Total Return Bond ETF	$16,685,509	$7,277,692

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Systematic Equity ETF	250	2.00%
Rareview Total Return Bond ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties.

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Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

As of the year ended September 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Rareview Dynamic Fixed Income ETF	$54,834,483	$2,504,000	$(285,552)	$2,218,448
Rareview Tax Advantaged Income ETF	17,350,433	619,121	(215,892)	403,229
Rareview Systematic Equity ETF	75,661,880	14,665,284	—	14,665,284
Rareview Total Return Bond ETF	39,638,469	647,769	(52,753)	595,016

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity, mark-to-market on derivative contracts, and as-of-trades.

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2025, were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Return of Capital	Total Distributions Paid
Rareview Dynamic Fixed Income ETF
2024	$2,619,511	$—	$2,619,511	$261,660	$367,876	$3,249,047
2025	3,497,013	—	3,497,013	383,960	560,469	4,441,442
Rareview Tax Advantaged Income ETF
2024	45,309	—	45,309	823,682	—	868,991
2025	485,062	—	485,062	628,190	3,604	1,116,856
Rareview Systematic Equity ETF
2024	536,486	—	536,486	—	—	536,486
2025	2,624,204	2,188,045	4,812,249	—	—	4,812,249
Rareview Total Return Bond ETF
2024	188,979	—	188,979	—	—	188,979
2025	1,515,287	—	1,515,287	—	—	1,515,287

Semi-Annual Financial Statements and Other Information | 41

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

As of the year ended September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Loss)
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$(8,239,688)	$2,220,594	$(6,019,094)
Rareview Tax Advantaged Income ETF	—	—	—	(4,862,248)	403,229	(4,459,019)
Rareview Systematic Equity ETF	—	—	—	(5,752,888)	14,665,284	8,912,396
Rareview Total Return Bond ETF	179,309	—	179,309	(65,341)	595,016	708,984

As of the year ended September 30, 2025, the following Funds have net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
Rareview Dynamic Fixed Income ETF	$6,385,905	$1,853,783	$8,239,688
Rareview Tax Advantaged Income ETF	2,244,516	2,617,732	4,862,248
Rareview Systematic Equity ETF	594,542	1,142,316	1,736,858
Rareview Total Return Bond ETF	55,815	9,526	65,341

During the year ended September 30, 2025, the following Fund utilized capital loss carryforwards:

Capital Loss Carryforward Used
Rareview Dynamic Fixed Income ETF	$361,674

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

As of the year ended September 30, 2025, the Funds deferred losses are as follows:

Late Year Ordinary Loss Deferred
Rareview Systematic Equity ETF	$95,835

Permanent Tax Differences:

As of the year ended September 30, 2025, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to taxable over-distributions, utilization or earnings and profits on redemption of shares, and redemptions in-kind:

Semi-Annual Financial Statements and Other Information | 42

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

	Total Distributable Earnings (Losses)	Paid-in Capital
Rareview Dynamic Fixed Income ETF	$615,405	$(615,405)
Rareview Tax Advantaged Income ETF	230,040	(230,040)
Rareview Systematic Equity ETF	(3,497,103)	3,497,103

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Funds if the prices of the securities owned by the Funds decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types

Semi-Annual Financial Statements and Other Information | 43

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Additional investment risks are outlined in each Fund’s prospectus.

(8) Concentration of Investments

As of March 31, 2026, the Rareview Systematic Equity ETF’s investments in Invesco QQQ Trust Series 1, Rareview Government Money Market ETF, Vanguard FTSE Developed Markets ETF, and Vanguard S&P 500 ETF represented 26.6%, 35.8%, 34.3% and 47.0% of the Fund’s net assets, respectively. The financial statements of these underlying funds, including their portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with these financial statements.

(9) Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Funds acts as the Funds’ chief operation manager (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation are determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(10) Recent Accounting Pronouncement

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(11) Subsequent Events

Effective May 1, 2026, the expense cap for Rareview Systematic Equity ETF will change from 1.35% of the Fund’s average daily net assets to 1.29% of the Fund’s average daily net assets.

Semi-Annual Financial Statements and Other Information | 44

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Semi-Annual Financial Statements and Other Information | 45

Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting:

Information regarding how the Funds voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, (i) by calling 1-888-783-8637; (ii) on the Funds’ website at https://rareviewcapital.com/etfs/; and (iii) by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 46

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Semi-Annual Financial Statements and Other Information | 47

Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract (Unaudited)

Rareview Systematic Equity ETF

Renewal of the Investment Advisory Agreement with Rareview Capital LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 14, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Rareview Capital LLC (“Rareview”) and the Trust, with respect to Rareview Systematic Equity ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Rareview and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting no material personnel changes. The Board further reviewed the services provided by Rareview to the Fund, noting that the Fund’s sub-adviser provided the trading services for the Fund. The Board acknowledged that Rareview used monthly reports as a practice for monitoring compliance with the Fund’s investment limitations. The Board reviewed the factors that Rareview considered when selecting broker-dealers, noting that Rareview seeks to obtain best execution. The Board observed that Rareview did not report any material compliance issues, material litigation or administrative action, nor any regulatory examinations since the last approval of the advisory agreement. The Board concluded that it expected Rareview to continue to provide satisfactory services to the Fund and its shareholders.

Performance. The Board observed that the Fund underperformed its benchmark index and broad-based benchmark index, MSCI All Country World Index, for the 1-year period ended September 30, 2025 but outperformed during the since inception period. The Board acknowledged Rareview’s assertion that the short-term underperformance was a result of the international equity outperformance and the composition of the benchmark index. The Board concluded that the Fund’s performance was acceptable.

Semi-Annual Financial Statements and Other Information | 48

Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract (Unaudited) (continued)

Fees and Expenses. The Board observed that the Fund’s advisory fee of 1.10% was higher than the average of the Fund’s peer group selected by Rareview but within the range. The Board further observed that the Fund’s advisory fee was lower than the Fund’s Morningstar category average. The Board noted that the Fund’s net expense ratio of 1.35% was lower than the peer group and Morningstar category averages. The Board noted Rareview’s intention to renew the expense limitation agreement for an additional year and concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Rareview and noted that Rareview was earning a modest profit with respect to its management of the Fund. The Board determined that excessive profitability was not an issue for Rareview at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by Rareview. The Board discussed Rareview’s position on breakpoints and noted that Rareview would continue to monitor the Fund’s asset levels as the Fund continued to grow.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Financial Statements and Other Information

The SPAC and New Issue ETF (SPCK)

March 31, 2026

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 3

Portfolio of InvestmentsMarch 31, 2026 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Common Stocks — 99.1%
Financials — 94.9%
10,000	Abony Acquisition Corp. I(a)	99,400
74,315	Acropolis Infrastructure Escrow(a)	–
10,000	Activate Energy Acquisition Corp.(a)	100,200
25,000	Aldabra 4 Liquidity Opportunity Vehicle, Inc.(a)	249,250
20,000	American Drive Acquisition Co.(a)	199,400
10,000	Archimedes Tech SPAC Partners III Co.(a)	99,800
25,000	Art Technology Acquisition Corp.(a)	247,500
40,000	Berto Acquisition Corp.(a)	410,000
25,000	Bitcoin Infrastructure Acquisition Corp., Ltd.(a)	250,000
35,000	Bleichroeder Acquisition Corp. II(a)	360,150
15,000	Cambridge Acquisition Corp.(a)	149,400
20,065	Cantor Equity Partners I, Inc., Class A(a)	210,683
20,000	Cantor Equity Partners II, Inc., Class A(a)	217,800
20,000	Cantor Equity Partners III, Inc., Class A(a)	206,200
20,000	Cantor Equity Partners IV, Inc., Class A(a)	203,800
20,000	Cantor Equity Partners V, Inc., Class A(a)	202,000
30,000	Cantor Equity Partners VI, Inc., Class A(a)	303,600
5,000	Daedalus Special Acquisition Corp.(a)	50,150
10,000	Digital Asset Acquisition Corp.(a)	104,000
25,000	Dynamix Corp. III(a)	251,000
40,000	GSR IV Acquisition Corp.(a)	409,999
5,000	Hennessy Capital Investment Corp. VII(a)	52,800
5,000	Inflection Point Acquisition Corp. III(a)	53,050
25,000	Iron Horse Acquisition II Corp.(a)	249,000
10,000	ITHAX Acquisition Corp. III(a)	99,600
5,000	Lafayette Digital Acquisition Corp. I(a)	49,650
5,000	Leapfrog Acquisition Corp.(a)	50,250
20,000	M3-Brigade Acquisition V Corp., Class A(a)	214,800
15,000	Melar Acquisition Corp. I(a)	161,850
20,000	MOZAYYX Acquisition Corp.(a)	198,800
10,000	Muzero Acquisition Corp.(a)	99,300
25,000	Praetorian Acquisition Corp.(a)	247,250
15,000	Proem Acquisition Corp. I(a)	149,700
23,586	Renatus Tactical Acquisition Corp. I(a)	242,464
5,000	Rithm Acquisition Corp., Class A(a)	52,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 4

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Common Stocks — 99.1% (continued)
20,000	Silicon Valley Acquisition Corp.(a)	200,400
15,000	Soren Acquisition Corp.(a)	148,950
5,000	Space Asset Acquisition Corp.(a)	50,875
5,000	Spring Valley Acquisition Corp. IV(a)	50,800
		6,695,871
Health Care — 0.0%(b)
160	DIH Holdings U.S., Inc.(a)	2
Information Technology — 1.4%
10,000	Social Commerce Partners Corp.(a)	100,100
Materials — 1.4%
10,000	M Evo Global Acquisition Corp. II(a)	100,100
Utilities — 1.4%
10,000	Legato Merger Corp. IV(a)	99,800
Total Common Stocks (Cost $7,002,931)		6,995,873

Private Investments — 0.0%(b)
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(c)(d)	—
33,750	Silver Spike Sponsor II LLC(a)(c)(d)	34
Total Private Investments (Cost $153,894)		34

Warrants — 0.0%(b)
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	—
19,889	Clean Energy Special Situations Corp. - Private Placement Units, 01/13/2049(a)(c)(d)	20
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	—
Total Warrants (Cost $45,666)		20

Total Investments — 99.1% (Cost $7,202,491)		6,995,927
Net other assets (liabilities) — 0.9%		60,706
Net Assets — 100.0%		7,056,633

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 5

Portfolio of Investments (continued)March 31, 2026 (Unaudited)

The SPAC and New Issue ETF

The illiquid restricted securities held as of March 31, 2026 are identified below.

Security	Acquisition Date(e)		Acquisition Cost ($)		Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021		153,894		59,668	—	—
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021		45,000		19,889	20	0.0
Silver Spike Sponsor II LLC	4/22/2024	(f)	—	(f)	33,750	34	0.0

Amounts shown as “—” are either $0 or round to less than $1

(a) Non-income producing security

(b) Represents less than 0.05%.

(c) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2026.

(d) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2026 was $54 which represented less than 0.0% of the net assets of the Fund.

(e) Acquisition date represents the initial purchase date of the security, if applicable.

(f) Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of Trust assets. Since the value of the distribution is unknown, this security is fair valued at $0.

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 6

Statement of Assets and LiabilitiesMarch 31, 2026 (Unaudited)

The SPAC and New Issue ETF
Assets:
Investments, at value (Cost $7,202,491)	$6,995,927
Cash	77,398
Receivable due from Advisor	13,421
Prepaid expenses and other assets	243
Total Assets	7,086,989
Liabilities:
Accrued expenses:
Administration	1,200
Compliance services	361
Custodian	469
Fund accounting	9,846
Legal and audit	13,713
Printing	3,971
Trustee	796
Total Liabilities	30,356
Net Assets	$7,056,633
Net Assets consist of:
Paid-in Capital	$14,047,999
Total Distributable Earnings (Loss)	(6,991,366)
Net Assets	$7,056,633

Net Assets:	$7,056,633
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	325,000
Net Asset Value (offering and redemption price per share):	$21.71

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 7

Statement of OperationsFor the six months ended March 31, 2026 (Unaudited)

The SPAC and New Issue ETF
Investment Income:	$2,382
Dividend income
Interest income	8
Total Investment Income	2,390
Expenses:
Advisory	32,977
Administration	7,947
Compliance services	4,861
Custodian	940
Fund accounting	50,050
Legal and audit	26,179
Printing	6,185
Shareholder service	6,228
Treasurer	1,800
Trustee	1,596
Other	3,371
Total Expenses before fee reductions	142,134
Expenses contractually waived and/or reimbursed by the Advisor	(104,434)
Total Net Expenses	37,700
Net Investment Income (Loss)	(35,310)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	219,416
Change in unrealized appreciation (depreciation) on investments	(99,939)
Net Realized and Unrealized Gains (Losses) from Investments:	119,477
Change in Net Assets Resulting From Operations	$84,167

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 8

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$(35,310)	$(218,715)
Net realized gains (losses) from investment	219,416	1,087,984
Change in unrealized appreciation (depreciation) on investments	(99,939)	(228,445)
Change in net assets resulting from operations	84,167	640,824
Distributions to Shareholders From:
Earnings	(1,256,908)	(65,123)
Change in net assets from distributions	(1,256,908)	(65,123)
Capital Transactions:
Proceeds from shares issued	—	1,262,703
Cost of shares redeemed	(546,153)	(4,284,250)
Change in net assets from capital transactions	(546,153)	(3,021,547)
Change in net assets	(1,718,894)	(2,445,846)
Net Assets:
Beginning of period	8,775,527	11,221,373
End of period	$7,056,633	$8,775,527
Share Transactions:
Issued	—	50,000
Redeemed	(25,000)	(175,000)
Change in shares	(25,000)	(125,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Financial Statements and Other Information | 9

Financial Highlights

The SPAC and New Issue ETF	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2023		Year ended September 30, 2022		December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.07	$23.62	$23.62	$26.24		$28.72		$25.00

Net Investment Income (Loss)(b)	(0.10)	(0.56)	(0.33)	(0.23)		(0.25)		(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	0.33	2.17	0.85	(2.50)		(1.89)		3.98 (c)
Total from Investment Activities	0.23	1.61	0.52	(2.73)		(2.14)		3.72

Distributions from Net Investment Income	(3.59)	(0.16)	(0.52)	—		(0.36)		—
Total Distributions	(3.59)	(0.16)	(0.52)	—		(0.36)		—
Impact of NAV error	—	—	—	0.11		0.02		—
Net Asset Value, End of Period	$21.71	$25.07	$23.62	$23.62		$26.24		$28.72
Net Assets at End of Period (000’s)	$7,057	$8,776	$11,221	$16,532		$30,176		$85,444

Total Return at NAV(d)(e)	0.85%	6.87%	2.87%	(9.99	)%(f)	(7.47	)%(g)	14.88%
Ratio of Net Expenses to Average Net Assets(h)	0.95%	2.32%	1.89%	0.95%		0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(h)(i)	3.58%	3.07%	2.30%	1.89%		1.31%		1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(h)	(0.89)%	(2.30)%	(1.39)%	(0.95)%		(0.88)%		(0.90)%
Portfolio Turnover(e)(j)	146%	328%	274%	62%		51%		124%

(a) Commencement of operations

(b) Calculated based on average shares method

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year

(f) As a result of the Adara Acquisition Corp’s business combination with Alliance Entertainment, the Adara Acquisition Corp founder’s shares held by the fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut resulted in an overstated net asset value (NAV) error from February 10, 2023 to September 8, 2023. The impact of the NAV error on Total Return at NAV was (0.51)%.

(g) A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021 through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(h) Annualized for periods less than one year

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Excludes the impact of in-kind transactions

Semi-Annual Financial Statements and Other Information | 10

Notes to Financial StatementsMarch 31, 2026 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, or multiples thereof, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company

Semi-Annual Financial Statements and Other Information | 11

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to Tuttle Capital Management, LLC (the “Advisor”) as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Semi-Annual Financial Statements and Other Information | 12

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2026, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(a)	$6,995,873	$—	$—	$6,995,873
Private Investments	—	—	34	34
Warrants	—	—	20	20
Total Investments	$6,995,873	$—	$54	$6,995,927

(a) See the Portfolio of Investments for industry classifications.

Semi-Annual Financial Statements and Other Information | 13

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2025	$54
Purchases During the Period	—
Change in Unrealized Appreciation (Depreciation)	—
Sales During the Period	—
Realized Gains (Losses)	—
Transfers In (Out) of Level 3	—
Balance as of March 31, 2026	$54

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the valuation designee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2026.

Type of Assets	Fair Value at March 31, 2026	Valuation Techniques	Unobservable Input(s)(a)	Value Range	Weighted Average
Clean Energy Special Situation Corp.-Private Placement Units	$20	Discount to Public Share Price	Discount for lack of marketability	100% discount to Public Share Price	100% discount to Public Share Price
Clean Energy Special Situations Corp.- Founder Shares	$—	Discounted Based on the Probability of Completing a Business Combinations	Final Residual Value	Worthless	Worthless
Silver Spike Sponsor II LLC Warrants	$34	Last Available Price	Unlisted Transactions	$0.01	N/A
Total	$54

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to value if Input Decreases
Discount for lack of marketability	Decrease	Increase
Final Residual Value	Increase	Decrease
Unlisted Transactions	Increase	Decrease

Semi-Annual Financial Statements and Other Information | 14

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date.

The Fund may own shares of ETFs that may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Fund.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

Semi-Annual Financial Statements and Other Information | 15

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through January 31, 2027, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) would not exceed 0.95%. The Advisor retains its right to receive reimbursement of any excess expense payments paid by it pursuant to this expense limitation agreement for three years from the date on which the waiver or reimbursement occurs, if such reimbursement can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2026, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2023 Expires 09/30/2026	Waived/Reimbursed FY 2024 Expires 09/30/2027	Waived/Reimbursed FY 2025 Expires 09/30/2028	Waived/Reimbursed FY 2026 Expires 09/30/2029	Total
The SPAC and New Issue ETF	$195,405	$54,619	$71,536	$104,434	$425,994

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Semi-Annual Financial Statements and Other Information | 16

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2026, the Fund paid a total of $1,800 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$11,481,747	$13,240,905

There were no purchases and sales of in-kind transactions for the period ended March 31, 2026.

There were no purchases or sales of U.S. government securities during the period ended March 31, 2026.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and

Semi-Annual Financial Statements and Other Information | 17

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
The SPAC and New Issue ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2026, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

For the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended September 30, 2025, the Fund did not incur any interest or penalties.

As of the year ended September 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
SPAC and New Issue ETF	$9,011,545	$—	$(375,938)	$(375,938)

Semi-Annual Financial Statements and Other Information | 18

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity, partnership investments, and passive foreign investment companies mark to market.

The tax character of distributions paid during the years ended September 30, 2024, and September 30, 2025, were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
SPAC and New Issue ETF
2024	$340,599	$—	$340,599	$340,599
2025	65,123	—	65,123	65,123

As of the year ended September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
The SPAC and New Issue ETF	$783,074	$—	$783,074	$(6,225,760)	$(375,938)	$(5,818,624)

As of the year ended September 30, 2025, the Fund has net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
The SPAC and New Issue ETF	$2,254,036	$3,971,724	$6,225,760

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Semi-Annual Financial Statements and Other Information | 19

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a

Semi-Annual Financial Statements and Other Information | 20

Notes to Financial Statements (continued)March 31, 2026 (Unaudited)

result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. The Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have less liquidity than SPAC shares issued in an IPO. The Fund may experience material losses as a result of forfeited founder shares or founder shares that expire worthless.

Additional investment risks are outlined in the Fund’s prospectus.

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the portfolio manager of the Fund acts as the Fund’s chief operation decision marker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

(9) Recent Accounting Pronouncement

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial instruments were issued.

On April 7, 2026, the ticker symbol for the Fund changed from SPCX to SPCK. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2026.

Semi-Annual Financial Statements and Other Information | 21

Additional InformationMarch 31, 2026 (Unaudited)

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, (i) by calling 1-866-904-0406; (ii) on the Fund’s website at www.spcketf.com; and (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Financial Statements and Other Information | 22

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Items 8-10 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Semi-Annual Financial Statements and Other Information | 23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

Renewal of the Investment Advisory Agreement with Tuttle Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 14, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Tuttle Capital Management, LLC (“Tuttle”) and the Trust, with respect to The SPAC and New Issue ETF (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Tuttle and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting no changes since the last renewal of the advisory agreement. The Board observed the investment advisory services provided by Tuttle, including monitoring and evaluating the marketplace and monitoring compliance with the Fund’s prospectus. The Board reviewed Tuttle’s practices for monitoring compliance with the Fund’s investment limitations, which involved an order execution management system and daily checklists. The Board acknowledged that Tuttle selected broker-dealers based on best execution among various factors. The Board noted that Tuttle did not report any material compliance issues nor material litigation since the last renewal of the advisory agreement. The Board concluded that it expected Tuttle to continue to provide satisfactory service to the Fund and its shareholders.

Performance. The Board observed that the Fund underperformed its benchmark index, IQ Merger Arbitrage Index, and broad-based index, S&P 500 Index, for the 1-year and since inception periods ended September 30, 2025 with net returns of 6.44% and 0.70%, respectively. The Board acknowledged Tuttle’s explanation that the underperformance was attributed to the decrease in demand for SPACs and the impact of recent events. The Board noted Tuttle’s proposed adjustments to the Fund’s strategy. The Board concluded that the Fund’s performance was acceptable.

Semi-Annual Financial Statements and Other Information | 24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited) (continued)

Fees and Expenses. The Board noted that the Fund’s advisory fee of 0.83% and expense ratio of 1.36% were below the averages of its peer group selected by Tuttle. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis for the Fund provided by Tuttle and noted that Tuttle was operating the Fund at a loss. After discussion, the Board determined that excessive profitability was not an issue for Tuttle at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by Tuttle. The Board noted that there were no breakpoints at this time. The Board discussed Tuttle’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continued to grow.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 3, 2026

By (Signature and Title)	/s/ William McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	June 3, 2026